UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22698

KraneShares Trust

(Exact name of registrant as specified in charter)

________

1350 Avenue of the Americas

2nd Floor

New York, New York, 10019

(Address of principal executive offices) (Zip code)

Jonathan Krane

KraneShares Trust

1350 Avenue of the Americas

2nd Floor

New York, New York, 10019

(Name and address of agent for service)

Copy to:

Stacy L. Fuller

K&L Gates LLP

1601 K Street NW

Washington, DC 20006-1600

Registrant’s telephone number, including area code: (855) 857-2638

Date of fiscal year end: March 31, 2016

Date of reporting period: September 30, 2015

Item 1. Reports to Stockholders.

KraneShares Bosera MSCI China A Share ETF
KraneShares CSI New China ETF
KraneShares CSI China Internet ETF
KraneShares E Fund China Commercial Paper ETF
KraneShares FTSE Emerging Markets Plus ETF

Semi-Annual Report

September 30, 2015

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that KraneShares Trust use to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-855-8KRANE8; and (ii) on the Commission’s website at http://www.sec.gov.

Schedule of Investments (unaudited)	September 30, 2015

KraneShares Bosera MSCI China A Share ETF

†	Percentages are based on total investments. More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

	Shares	Value
COMMON STOCK — 98.9%‡
CHINA — 98.9%
Consumer Discretionary — 9.7%
Anhui Jianghuai Automobile, Cl A	3,900	$8,147
Anhui Zhongding Sealing Parts, Cl A(A)(B)	8,600	30,141
Beijing Gehua CATV Network, Cl A	3,100	8,758
Beiqi Foton Motor, Cl A	8,800	8,001
Byd, Cl A*	3,452	32,586
China High-Speed Railway Technology, Cl A*	5,400	7,050
China International Travel Service, Cl A	2,570	21,135
China South Publishing & Media Group, Cl A	4,725	16,158
Chinese Universe Publishing and Media, Cl A	3,700	12,193
Chongqing Changan Automobile, Cl A	10,000	23,218
CITIC Guoan Information Industry, Cl A(A)(B)	13,500	45,042
FAW CAR, Cl A	4,300	9,842
Fuyao Glass Industry Group, Cl A	5,300	9,880
Great Wall Motor, Cl A	3,500	18,020
Guangdong Advertising Group, Cl A	2,913	8,367
Guangdong Alpha Animation and Culture, Cl A	3,368	15,502
Haining China Leather Market, Cl A	3,000	5,743
Hisense Electric, Cl A	3,500	7,372
Huawen Media Investment, Cl A	5,463	8,276
Huayu Automotive Systems, Cl A	6,800	14,697
Hunan TV & Broadcast Intermediary, Cl A(A)(B)	13,826	83,951
Jiangling Motors, Cl A	1,400	5,691

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2015

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Jiangsu Broadcasting Cable Information Network, Cl A*	5,300	$13,798
Jiangsu Phoenix Publishing & Media, Cl A	5,600	10,932
Jishi Media, Cl A	3,909	6,672
Liaoning Cheng Da, Cl A(A)(B)	11,800	26,451
Midea Group, Cl A	11,200	44,451
NavInfo, Cl A	1,800	7,121
Pang Da Automobile Trade, Cl A*	17,200	9,930
Qingdao Haier, Cl A	16,100	22,945
SAIC Motor, Cl A	19,500	51,533
Shanghai Oriental Pearl Media, Cl A	6,954	33,943
Shanghai Yuyuan Tourist Mart, Cl A	3,800	9,259
Shenzhen Overseas Chinese Town, Cl A	19,300	21,586
Sichuan Changhong Electric, Cl A*	12,200	11,304
Sichuan Chengfei Integration Technology, Cl A	900	4,413
Suning Commerce Group, Cl A	19,600	37,368
TCL, Cl A	32,300	19,155
Visual China Group, Cl A*	1,800	7,498
Wanxiang Qianchao, Cl A	6,100	18,596
Weifu High-Technology Group, Cl A	2,200	7,347
Wenfeng Great World Chain Development, Cl A	4,100	4,282
Youngor Group, Cl A	5,900	11,304
Zhejiang Daily Media Group, Cl A(A)(B)	5,800	14,799
Zhejiang Yasha Decoration, Cl A	3,550	6,813
		801,270
Consumer Staples — 5.2%
Beijing Dabeinong Technology Group, Cl A	6,600	10,527
Beijing Yanjing Brewery, Cl A	7,400	8,823
Beingmate Baby & Child Food, Cl A*	2,700	5,657
Bright Dairy & Food, Cl A	3,220	7,400
COFCO Tunhe, Cl A	5,400	11,536
Gansu Yasheng Industrial Group, Cl A	5,200	5,898
Henan Shuanghui Investment & Development, Cl A	8,700	24,087
Hunan Dakang Pasture Farming, Cl A*	6,400	5,688
Inner Mongolia Yili Industrial Group, Cl A	16,200	39,193
Jiangsu Yanghe Brewery Joint-Stock, Cl A	2,680	22,972
Jointown Pharmaceutical Group, Cl A*	2,900	7,285
Kweichow Moutai, Cl A	3,360	100,587
Luzhou Laojiao, Cl A	3,700	11,955
MeiHua Holdings Group, Cl A	8,200	8,926
New Hope Liuhe, Cl A(A)(B)	10,200	27,421
Shanghai Bailian Group, Cl A	4,100	11,377
Shanghai Jahwa United, Cl A(A)(B)	1,800	9,494
Shanxi Xinghuacun Fen Wine Factory, Cl A	2,300	5,521

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2015

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Shenzhen Agricultural Products, Cl A	4,500	$10,144
Tsingtao Brewery, Cl A	1,800	9,100
Wuliangye Yibin, Cl A(A)(B)	18,500	67,399
Yonghui Superstores, Cl A	10,800	17,244
Yuan Longping High-tech Agriculture, Cl A	2,600	7,485
		435,719
Energy — 3.6%
China Coal Energy, Cl A	16,133	15,201
China Merchants Energy Shipping, Cl A	14,000	14,138
China Oilfield Services, Cl A	5,200	12,875
China Petroleum & Chemical, Cl A	42,200	31,465
China Shenhua Energy, Cl A	16,000	36,419
Guanghui Energy, Cl A	13,871	13,965
Jizhong Energy Resources, Cl A	9,397	7,243
Offshore Oil Engineering, Cl A	11,700	16,656
Oriental Energy, Cl A	1,800	6,997
PetroChina, Cl A	28,600	37,026
SDIC Xinji Energy, Cl A	6,900	9,921
Shanxi Lu’an Environmental Energy Development, Cl A	7,970	7,422
Shanxi Xishan Coal & Electricity Power, Cl A	8,400	7,109
Wintime Energy, Cl A	24,670	16,027
Yang Quan Coal Industry Group, Cl A	6,400	6,222
Yantai Jereh Oilfield Services Group, Cl A	9,325	58,557
		297,243
Financials — 30.8%
Agricultural Bank of China, Cl A	207,800	99,044
Avic Capital, Cl A	9,900	23,687
Bank of Beijing, Cl A	33,580	45,480
Bank of China, Cl A	186,185	108,950
Bank of Communications, Cl A	104,000	99,467
Bank of Nanjing, Cl A	8,900	20,314
Bank of Ningbo, Cl A	10,360	18,318
Beijing Capital Development, Cl A	5,900	8,594
Beijing Urban Construction Investment & Development, Cl A	4,200	7,657
Bohai Leasing, Cl A	9,450	10,153
Changjiang Securities, Cl A	12,600	18,374
China CITIC Bank, Cl A*	22,500	20,776
China Construction Bank, Cl A	25,400	20,697
China Everbright Bank, Cl A	140,100	85,509
China Fortune Land Development, Cl A	7,000	24,115
China Life Insurance, Cl A	12,900	51,806
China Merchants Bank, Cl A	65,300	182,533
China Merchants Property Development, Cl A	18,359	82,278

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2015

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
China Merchants Securities, Cl A	15,400	$38,833
China Minsheng Banking, Cl A	78,300	104,078
China Pacific Insurance Group, Cl A	16,700	58,293
China Vanke, Cl A	25,700	51,464
CITIC Securities, Cl A	26,100	55,755
Dongxing Securities, Cl A	4,400	10,874
Everbright Securities, Cl A	10,400	25,357
Financial Street Holdings, Cl A	7,900	10,203
Founder Securities, Cl A*	21,800	21,776
Gemdale, Cl A	11,900	22,332
Geo-Jade Petroleum, Cl A(A)(B)	6,020	7,339
GF Securities, Cl A	15,700	32,353
Guosen Securities, Cl A	10,900	25,359
Guotai Junan Securities, Cl A*	13,500	39,499
Guoyuan Securities, Cl A	5,200	13,120
Haitong Securities, Cl A	21,400	42,921
Huatai Securities, Cl A	14,500	31,750
Huaxia Bank, Cl A	28,300	45,007
Industrial & Commercial Bank of China, Cl A	142,900	97,108
Industrial Bank, Cl A	50,500	115,663
Industrial Securities, Cl A	13,800	16,997
Jinke Properties Group, Cl A	11,000	7,890
New China Life Insurance, Cl A	3,700	20,854
Northeast Securities, Cl A	5,200	8,998
Oceanwide Holdings, Cl A	10,100	15,491
Orient Securities, Cl A	9,300	23,948
Pacific Securities, Cl A	9,400	9,863
Ping An Bank, Cl A	37,900	62,540
Ping An Insurance Group of China, Cl A	34,286	161,045
Poly Real Estate Group, Cl A	28,400	35,695
RiseSun Real Estate Development, Cl A	10,100	11,900
Sealand Securities, Cl A	7,412	10,552
Shanghai Lujiazui Finance & Trade Zone Development, Cl A	3,000	21,859
Shanghai Pudong Development Bank, Cl A	59,100	154,604
Shanghai SMI Holding, Cl A	7,875	15,844
Shanghai Zhangjiang High-Tech Park Development, Cl A	4,100	12,267
Shanxi Securities, Cl A	6,700	12,141
Shenwan Hongyuan Group, Cl A*	32,800	44,269
Shenzhen World Union Properties Consultancy, Cl A	3,800	7,400
Sinolink Securities, Cl A	8,000	15,227
SooChow Securities, Cl A	7,178	12,341
Southwest Securities, Cl A	15,000	17,366
Sunshine City Group, Cl A	8,500	7,621

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2015

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Thaihot Group, Cl A	2,200	$6,939
Western Securities, Cl A	7,400	18,846
Xinhu Zhongbao, Cl A	18,000	14,299
Zhejiang China Commodities City Group, Cl A	14,400	17,079
Zhongtian Urban Development Group, Cl A(A)(B)	15,200	17,861
		2,558,572
Health Care — 5.6%
Beijing SL Pharmaceutical, Cl A	1,800	7,271
Beijing Tongrentang, Cl A	3,600	12,725
China National Accord Medicines, Cl A	800	7,100
China Resources Sanjiu Medical & Pharmaceutical, Cl A	2,600	9,529
Da An Gene of Sun Yat-Sen University, Cl A(A)(B)	3,240	20,137
Dong-E-E-Jiao, Cl A	1,700	11,146
Guangxi Wuzhou Zhongheng Group, Cl A(A)(B)	9,300	7,344
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	2,800	11,064
Guizhou Bailing Group Pharmaceutical, Cl A	1,200	10,297
Guizhou Yibai Pharmaceutical, Cl A	2,100	5,242
Harbin Gloria Pharmaceuticals, Cl A	1,900	7,239
Harbin Pharmaceutical Group, Cl A*	5,100	8,247
Hengkang Medical Group, Cl A*(A)(B)	5,900	32,456
Huadong Medicine, Cl A	1,200	13,185
Hualan Biological Engineering, Cl A	1,500	8,285
Huapont Life Sciences, Cl A	5,000	7,338
Humanwell Healthcare Group, Cl A	3,400	8,071
Jiangsu Hengrui Medicine, Cl A	5,200	37,783
Jiangsu Yuyue Medical Equipment & Supply, Cl A	1,500	7,926
Jilin Aodong Pharmaceutical Group, Cl A	2,400	8,744
Joincare Pharmaceutical Group Industry, Cl A	4,100	6,540
Kangmei Pharmaceutical, Cl A	11,700	24,883
Searainbow Holding, Cl A*	2,400	9,087
Shanghai Fosun Pharmaceutical Group, Cl A	5,100	17,585
Shanghai Pharmaceuticals Holding, Cl A	5,100	13,992
Shanghai RAAS Blood Products, Cl A	4,800	31,335
Shenzhen Hepalink Pharmaceutical, Cl A	5,200	19,836
Shenzhen Salubris Pharmaceuticals, Cl A	2,300	9,139
Shijiazhuang Yiling Pharmaceutical, Cl A	3,000	6,607
Sichuan Kelun Pharmaceutical, Cl A	3,800	8,901
Tasly Pharmaceutical Group, Cl A	2,900	15,127
Tonghua Dongbao Pharmaceutical, Cl A	3,000	10,576
Xizang Haisco Pharmaceutical Group, Cl A	1,900	6,303
Yunnan Baiyao Group, Cl A	2,800	28,189
Zhangzhou Pientzehuang Pharmaceutical, Cl A	1,100	8,292

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2015

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Zhejiang Hisun Pharmaceutical, Cl A	2,600	$4,658
Zhejiang NHU, Cl A	2,900	6,117
		468,296
Industrials — 22.9%
Air China, Cl A	15,100	17,910
AVIC Aero-Engine Controls, Cl A(A)(B)	3,000	10,661
AVIC Aircraft, Cl A	7,000	24,698
Avic Aviation Engine, Cl A(A)(B)	4,300	27,638
Avic Heavy Machinery, Cl A	2,100	5,233
AVIC Helicopter, Cl A	1,541	10,290
Beijing Orient Landscape & Ecology, Cl A(A)(B)	9,833	53,395
CCS Supply Chain Management, Cl A	2,200	7,070
China Aerospace Times Electronics, Cl A*	3,300	8,264
China Avionics Systems, Cl A	3,900	13,613
China Baoan Group, Cl A	4,200	6,997
China CAMC Engineering, Cl A	2,100	5,682
China Communications Construction, Cl A	10,400	19,419
China COSCO Holdings, Cl A*(A)(B)	37,200	61,268
China CSSC Holdings, Cl A	3,700	20,580
China Eastern Airlines, Cl A*	20,300	23,279
China First Heavy Industries, Cl A	17,300	23,621
China Gezhouba Group, Cl A	12,200	13,741
China International Marine Containers Group, Cl A	3,300	8,913
China National Chemical Engineering, Cl A	13,100	12,797
China Railway Construction, Cl A	25,400	54,139
China Railway Erju, Cl A(A)(B)	5,100	9,170
China Railway Group, Cl A	59,000	101,534
China Shipbuilding Industry, Cl A	48,643	76,594
China Shipping Container Lines, Cl A*(A)(B)	38,600	47,725
China Shipping Development, Cl A(A)(B)	13,300	20,859
China Southern Airlines, Cl A	18,600	21,915
China Spacesat, Cl A	3,100	17,448
China State Construction Engineering, Cl A	79,500	72,283
China XD Electric, Cl A	13,544	12,932
CMST Development, Cl A	4,900	7,723
CRRC, Cl A*	72,558	148,036
Dalian Port PDA, Cl A	8,900	7,238
Daqin Railway, Cl A	39,400	54,727
Dongfang Electric, Cl A	5,302	10,425
Eternal Asia Supply Chain Management, Cl A*(A)(B)	8,500	88,034
Fangda Carbon New Material, Cl A*	4,590	5,827
Fujian Longking, Cl A	2,850	5,922
Guangshen Railway, Cl A	15,000	9,981

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2015

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Hainan Airlines, Cl A	31,300	$18,660
Han’s Laser Technology Industry Group, Cl A	2,800	8,580
Hefei Meiya Optoelectronic Technology, Cl A	1,800	7,724
Henan Pinggao Electric, Cl A(A)(B)	9,800	31,325
Jiangxi Hongdu Aviation Industry, Cl A	1,900	5,849
Jihua Group, Cl A	10,200	19,334
Luxshare Precision Industry, Cl A	3,300	15,350
Meidu Energy, Cl A	6,500	4,765
Metallurgical Corp of China, Cl A(A)(B)	65,800	72,558
Minmetals Development, Cl A(A)(B)	7,300	38,561
NARI Technology, Cl A	6,400	14,286
Ningbo Port, Cl A(A)(B)	41,550	47,974
North Navigation Control Technology, Cl A	2,000	8,689
Power Construction Corp of China, Cl A	25,400	29,447
Sany Heavy Industry, Cl A	20,200	20,209
Shanghai Construction Group, Cl A	13,100	16,465
Shanghai Electric Group, Cl A	17,400	30,737
Shanghai International Airport, Cl A	2,600	11,337
Shanghai International Port Group, Cl A	18,100	19,845
Shanghai Mechanical and Electrical Industry, Cl A	2,100	7,690
Shanghai Tunnel Engineering, Cl A	8,300	15,119
Shanghai Waigaoqiao Free Trade Zone Group, Cl A	2,100	8,123
Shanghai Zhenhua Heavy Industries, Cl A*	7,300	6,672
Shenzhen Yan Tian Port Holding, Cl A	5,100	5,824
Sichuan Road & Bridge, Cl A	8,000	5,612
Sinochem International, Cl A	5,500	8,868
Sinotrans Air Transportation Development, Cl A	2,400	7,464
Spring Airlines, Cl A	900	15,885
Suzhou Gold Mantis Construction Decoration, Cl A	4,650	9,619
Taiyuan Heavy Industry, Cl A*	6,400	5,155
TangShan Port Group, Cl A	6,000	6,919
TBEA, Cl A	8,600	14,259
Tian Di Science & Technology, Cl A	4,600	7,945
Tianjin Port, Cl A	4,400	6,617
Weichai Power, Cl A	8,000	10,709
XCMG Construction Machinery, Cl A	18,681	11,990
Xiamen C & D, Cl A(A)(B)	24,500	60,738
Xiamen ITG Group, Cl A	4,400	4,935
Xinjiang Goldwind Science & Technology, Cl A	5,800	12,326
XJ Electric, Cl A	2,700	6,885
Yingkou Port Liability, Cl A	14,300	10,370
Zhefu Holding Group, Cl A	5,240	6,108
Zhejiang Chint Electrics, Cl A(A)(B)	10,691	46,702

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2015

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Zhengzhou Yutong Bus, Cl A	5,838	$17,265
Zoomlion Heavy Industry Science and Technology, Cl A	16,635	13,058
		1,902,133
Information Technology — 5.6%
Addsino, Cl A*	3,800	8,189
Aisino, Cl A	2,400	20,270
Beijing Shiji Information Technology, Cl A	800	10,518
Beijing Zhong Ke San Huan High-Tech, Cl A	2,800	5,475
BOE Technology Group, Cl A*	89,992	39,496
China National Software & Service, Cl A	1,300	5,977
Datang Telecom Technology, Cl A*	2,300	6,618
Dawning Information Industry, Cl A	700	6,493
DHC Software, Cl A	4,000	11,036
Dongxu Optoelectronic Technology, Cl A	6,400	7,369
Fiberhome Telecommunication Technologies, Cl A	2,600	8,699
Glodon Software, Cl A	3,000	6,512
GoerTek, Cl A	4,000	14,881
GRG Banking Equipment, Cl A	2,400	9,853
Guangzhou Haige Communications Group, Cl A	5,600	11,249
Hangzhou Hikvision Digital Technology, Cl A	10,800	55,350
Hangzhou Liaison Interactive Information Technology, Cl A	1,600	8,875
Hundsun Technologies, Cl A	1,600	10,994
Iflytek, Cl A	3,400	14,334
Inspur Electronic Information Industry, Cl A	2,500	9,930
Neusoft, Cl A	3,300	7,210
People.cn, Cl A	2,900	7,541
Sanan Optoelectronics, Cl A	6,353	19,717
Shanghai 2345 Network Holding Group, Cl A	1,900	7,762
Shanghai DZH, Cl A*	5,300	7,995
Shenzhen Kingdom Sci-Tech, Cl A(A)(B)	6,300	30,196
Shenzhen O-film Tech, Cl A	2,700	7,756
Sinodata, Cl A	800	7,665
Tianjin Zhonghuan Semiconductor, Cl A	6,100	9,797
Tianma Microelectronics, Cl A	2,500	5,462
Tongfang Guoxin Electronics, Cl A	1,600	7,727
Tsinghua Tongfang, Cl A	7,900	17,870
Xi’an LONGi Silicon Materials, Cl A	4,700	6,765
Yonyou Network Technology, Cl A	3,700	14,056
Zhejiang Dahua Technology, Cl A	3,100	16,487
ZTE, Cl A	8,940	21,938
		468,062

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2015

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Materials — 8.1%
Aluminum Corp of China, Cl A*	29,003	$21,306
Angang Steel, Cl A	13,600	10,076
Anhui Conch Cement, Cl A	10,600	28,096
Baoshan Iron & Steel, Cl A	29,100	25,589
BBMG, Cl A	6,400	7,692
CEFC Anhui International Holding, Cl A(A)(B)	10,300	64,275
China Hainan Rubber Industry Group, Cl A	10,446	12,143
China Minmetals Rare Earth, Cl A*	2,600	5,955
China Nonferrous Metal Industry’s Foreign Engineering and Construction, Cl A	2,600	5,108
Guangdong Guanhao High-Tech, Cl A	3,400	4,685
Guangdong HEC Technology Holding, Cl A	6,500	5,276
Hebei Iron & Steel, Cl A	28,100	13,747
Inner Mongolia Baotou Steel Rare-Earth Hi-Tech, Cl A	9,600	19,103
Inner Mongolia BaoTou Steel Union, Cl A*	71,900	40,151
Inner Mongolia Junzheng Energy & Chemical Industry, Cl A	9,800	14,290
Jiangsu Kangde Xin Composite Material, Cl A	3,800	18,106
Jiangsu Protruly Vision Technology Group, Cl A*	19,500	42,116
Jiangxi Copper, Cl A	5,500	11,239
Jilin Ji En Nickel Industry, Cl A(A)(B)	4,800	6,562
Jinduicheng Molybdenum, Cl A	7,100	7,617
Kingenta Ecological Engineering Group, Cl A	4,100	11,474
Kingfa Sci & Tech, Cl A	6,800	7,445
Luxin Venture Capital Group, Cl A	2,000	6,855
Maanshan Iron & Steel, Cl A*	15,800	7,879
Org Packaging, Cl A	2,600	8,691
Pangang Group Vanadium Titanium & Resources, Cl A	22,799	10,544
Pengxin International Mining, Cl A(A)(B)	5,300	5,336
Qinghai Salt Lake Industry, Cl A	3,500	9,349
Shandong Gold Mining, Cl A(A)(B)	3,800	9,743
Shandong Iron and Steel, Cl A*	14,900	7,149
Shandong Nanshan Aluminum, Cl A(A)(B)	7,500	7,562
Shanxi Taigang Stainless Steel, Cl A	15,100	9,549
Shenzhen Zhongjin Lingnan Nonfemet, Cl A	5,900	8,715
Sinopec Shanghai Petrochemical, Cl A*	16,100	16,158
Tangshan Jidong Cement, Cl A	3,600	4,813
Tongling Nonferrous Metals Group, Cl A(A)(B)	84,480	40,532
Wanhua Chemical Group, Cl A	5,700	14,301
Western Mining, Cl A	6,300	6,204
Wuhan Iron & Steel, Cl A	26,700	15,792
Xiamen Tungsten, Cl A	2,900	6,929
Xinxing Ductile Iron Pipes, Cl A	11,500	11,650
Yunnan Chihong Zinc & Germanium, Cl A	4,400	5,862
Yunnan Tin, Cl A	3,100	4,964

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2015

KraneShares Bosera MSCI China A Share ETF

	Shares/ Face Amount	Value
COMMON STOCK — continued
Materials — continued
Zhejiang Hailiang, Cl A(A)(B)	12,600	$22,813
Zhejiang Longsheng Group, Cl A	8,600	12,798
Zhongjin Gold, Cl A	7,800	10,736
Zijin Mining Group, Cl A	41,900	22,278
		669,253
Telecommunication Services — 0.8%
China United Network Communications, Cl A	56,200	53,131
Dr Peng Telecom & Media Group, Cl A	3,700	12,531
		65,662
Utilities — 6.6%
Beijing Capital, Cl A	6,400	8,869
Beijing Jingneng Power, Cl A	10,200	8,456
Chengdu Xingrong Environment, Cl A	7,900	7,121
China National Nuclear Power, Cl A*	34,400	49,080
China Yangtze Power, Cl A(A)(B)	118,700	247,591
GD Power Development, Cl A	52,044	32,993
Guangdong Golden Dragon Development, Cl A(A)(B)	6,900	21,350
Huadian Power International, Cl A	21,606	23,417
Huaneng Power International, Cl A	18,500	25,173
Hubei Energy Group, Cl A	14,200	13,224
Inner Mongolia MengDian HuaNeng Thermal Power, Cl A	15,400	10,586
SDIC Power Holdings, Cl A	21,500	29,897
Shanghai Electric Power, Cl A	5,700	12,894
Shenergy, Cl A	12,100	13,666
Shenzhen Energy Group, Cl A	10,500	15,063
Sichuan Chuantou Energy, Cl A	11,700	19,030
Sound Environmental Resources, Cl A	2,200	11,662
		550,072
TOTAL COMMON STOCK (Cost $10,039,766)		8,216,282
TIME DEPOSIT — 0.6%
Brown Brothers Harriman 0.030%, 10/01/2015	$48,860	48,860
TOTAL TIME DEPOSIT (Cost $48,860)		48,860
TOTAL INVESTMENTS — 99.5% (Cost $10,088,626)		$8,265,142

Percentages are based on Net Assets of $8,304,592

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of September 30, 2015 was $1,462,403 and represents 17.6% of Net Assets.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2015

KraneShares Bosera MSCI China A Share ETF

(B)	Securities considered illiquid. The total value of such securities as of September 30, 2015 was $1,462,403 and represents 17.6% of Net Assets.

Cl — Class

The following is a list of the inputs used as of September 30, 2015, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock
China
Consumer Discretionary	$600,886	$—	$200,384	$801,270
Consumer Staples	331,405	—	104,314	435,719
Energy	297,243	—	—	297,243
Financials	2,533,372	—	25,200	2,558,572
Health Care	408,359	—	59,937	468,296
Industrials	1,285,525	—	616,608	1,902,133
Information Technology	437,866	—	30,196	468,062
Materials	512,430	—	156,823	669,253
Telecommunication Services	65,662	—	—	65,662
Utilities	281,131	—	268,941	550,072
Total Common Stock	6,753,879	—	1,462,403	8,216,282
Time Deposit	—	48,860	—	48,860
Total Investments in Securities	$6,753,879	$48,860	$1,462,403	$8,265,142

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stock
Beginning balance as of April 1, 2015	$1,703,442
Accrued discounts/premiums	—
Realized gain/(loss)	(803)
Change in unrealized appreciation/(depreciation)	(123,668)
Purchases	66,498
Sales	(317,348)
Transfer into Level 3	1,386,391
Transfer out of Level 3	(1,252,109)
Ending balance as of September 30, 2015	$1,462,403
Changes in unrealized gains (losses) included in earnings related to securities held at reporting date	$(1,367,718)

For the period ended September 30, 2015, there have been no transfers between Level 1 and Level 2 investments.

For the period ended September 30, 2015, there have been no transfers between Level 2 and Level 3 investments.

For the period ended September 30, 2015, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2015

KraneShares CSI New China ETF

†	Percentages are based on total investments. More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

	Shares	Value
COMMON STOCK — 99.4%‡
CHINA — 94.0%
Consumer Discretionary — 18.3%
ANTA Sports Products	5,818	$15,014
Belle International Holdings	26,001	22,478
Brilliance China Automotive Holdings	15,174	17,934
Byd, Cl H*	2,933	15,460
China Dongxiang Group	22,822	5,507
China Travel International Investment Hong Kong	17,434	6,343
Cogobuy Group*(A)	5,165	5,211
Ctrip.com International ADR*	2,331	147,272
Dongfeng Motor Group, Cl H	15,056	18,747
Geely Automobile Holdings	28,038	13,350
GOME Electrical Appliances Holding	60,274	9,177
Great Wall Motor, Cl H	15,222	16,813
Guangzhou Automobile Group, Cl H	13,135	10,694
Homeinns Hotel Group ADR*	97	2,788
Intime Retail Group	7,399	7,638
JD.com ADR*	3,862	100,644
Jumei International Holding ADR*	164	1,619
Minth Group	4,178	7,450
New Oriental Education & Technology Group ADR	637	12,874
Qunar Cayman Islands ADR*	138	4,150
Shenzhou International Group Holdings	3,112	16,022
Vipshop Holdings ADR*	1,664	27,955
		485,140

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2015

KraneShares CSI New China ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 6.0%
China Agri-Industries Holdings	14,712	$5,031
China Huishan Dairy Holdings	34,226	12,321
China Mengniu Dairy	6,483	22,753
China Modern Dairy Holdings	15,443	4,703
China Resources Enterprise	5,915	10,975
Hengan International Group	3,952	38,423
NVC Lighting Holding(B)(C)	14,305	18
Tingyi Cayman Islands Holding	10,918	17,356
Tsingtao Brewery, Cl H	2,195	9,601
Uni-President China Holdings	8,024	7,744
Want Want China Holdings	37,465	30,745
		159,670
Health Care — 4.3%
China Animal Healthcare*(B)(C)	4,000	5
China Medical System Holdings	6,843	7,832
China Traditional Chinese Medicine*	9,256	6,963
CSPC Pharmaceutical Group	15,249	13,360
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	1,296	3,328
Luye Pharma Group*	10,280	9,139
Mindray Medical International ADR	479	10,476
Shandong Weigao Group Medical Polymer, Cl H	10,855	6,835
Shanghai Fosun Pharmaceutical Group, Cl H	2,242	7,015
Shanghai Pharmaceuticals Holding, Cl H	3,324	6,931
Sihuan Pharmaceutical Holdings Group(B)(C)	27,024	35
Sinopharm Group, Cl H	5,710	19,967
Tong Ren Tang Technologies, Cl H	3,851	5,247
WuXi PharmaTech Cayman ADR*	388	16,766
		113,899
Industrials — 15.6%
Air China, Cl H	12,141	9,572
AviChina Industry & Technology, Cl H	12,565	9,258
Beijing Capital International Airport, Cl H	8,538	7,943
Beijing Enterprises Holdings	2,808	16,830
China Communications Construction, Cl H	21,738	26,731
China COSCO Holdings, Cl H*(B)(C)	14,653	8,187
China Eastern Airlines, Cl H*	10,381	6,202
China Everbright International	14,046	19,610
China International Marine Containers Group, Cl H	4,127	7,242
China Lesso Group Holdings	8,406	6,768
China Machinery Engineering, Cl H	5,995	5,152
China Merchants Holdings International	6,324	18,564
China Railway Construction, Cl H	11,264	16,540
China Railway Group, Cl H	21,721	19,703

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2015

KraneShares CSI New China ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
China Shipping Container Lines, Cl H*(B)(C)	21,714	$7,649
China Shipping Development, Cl H(B)(C)	8,568	5,317
China Southern Airlines, Cl H	10,311	7,570
China State Construction International Holdings	11,040	15,783
CITIC	23,658	43,042
COSCO Pacific(B)(C)	10,708	12,145
CRRC	25,143	31,793
Dongfang Electric, Cl H	2,923	2,998
Fosun International	11,346	19,471
Haitian International Holdings	4,425	7,297
Jiangsu Expressway, Cl H	8,400	10,698
Shanghai Electric Group, Cl H	15,803	8,585
Shanghai Industrial Holdings	3,474	7,665
Shenzhen International Holdings	6,798	9,315
Sinotrans, Cl H	13,000	6,072
Weichai Power, Cl H	6,368	5,908
Zhejiang Expressway, Cl H	8,855	9,609
Zhuzhou CSR Times Electric, Cl H	2,896	21,318
Zoomlion Heavy Industry Science and Technology	9,536	3,581
		414,118
Information Technology — 44.2%
21Vianet Group ADR*	212	3,875
58.com ADR*	377	17,738
Alibaba Group Holding ADR*	5,685	335,244
Alibaba Health Information Technology*	12,000	7,649
Autohome ADR*	198	6,441
Baidu ADR*	1,606	220,680
Bitauto Holdings ADR*	155	4,614
Canadian Solar*	241	4,005
Hollysys Automation Technologies	256	4,475
NetEase ADR	365	43,844
Qihoo 360 Technology ADR*	402	19,228
Semiconductor Manufacturing International*	147,488	13,321
SINA*	278	11,153
Sohu.com*	170	7,021
SouFun Holdings ADR	1,048	6,917
Sunny Optical Technology Group	4,075	8,087
Tencent Holdings	25,019	417,411
Trina Solar ADR*	466	4,180
Weibo ADR*	250	2,923
Xinjiang Goldwind Science & Technology, Cl H	3,313	5,728
Xinyi Solar Holdings	25,712	8,759

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2015

KraneShares CSI New China ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Youku Tudou ADR*	644	$11,354
YY ADR*	170	9,272
		1,173,919
Materials — 2.6%
Aluminum Corp of China, Cl H*	22,822	7,097
Angang Steel, Cl H	8,952	3,592
Anhui Conch Cement, Cl H	6,852	20,114
BBMG, Cl H	8,174	5,600
China Hongqiao Group	8,083	3,786
China Lumena New Materials*(B)(C)	28,720	37
China Molybdenum, Cl H	8,782	4,261
China National Building Material, Cl H	16,765	9,648
China Shanshui Cement Group(B)(C)	10,672	5,605
Jiangxi Copper, Cl H	8,215	9,964
Tianhe Chemicals Group*(A)(B)(C)	40,000	52
		69,756
Utilities — 3.0%
Beijing Jingneng Clean Energy, Cl H	12,602	3,854
China Longyuan Power Group, Cl H	17,551	18,842
China Resources Gas Group	4,893	12,602
China Suntien Green Energy, Cl H	27,740	4,904
CT Environmental Group	17,708	5,529
ENN Energy Holdings	4,001	19,179
Huadian Fuxin Energy, Cl H	15,816	5,449
Huaneng Renewables, Cl H	24,365	8,991
		79,350
TOTAL CHINA		2,495,852
HONG KONG — 5.4%
Consumer Discretionary — 1.5%
Alibaba Pictures Group*	36,463	8,092
Haier Electronics Group	7,370	12,286
Man Wah Holdings	5,775	5,618
Skyworth Digital Holdings	10,588	7,132
Xinyi Glass Holdings	17,219	7,687
		40,815
Health Care — 0.7%
Sino Biopharmaceutical	14,633	17,975

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2015

KraneShares CSI New China ETF

	Shares/ Face Amount(1)	Value
COMMON STOCK — continued
Industrials — 0.5%
China High Speed Transmission Equipment Group	7,371	$7,152
Kerry Logistics Network	4,500	6,387
		13,539
Information Technology — 1.1%
GCL-Poly Energy Holdings	57,514	11,058
Hanergy Thin Film Power Group*(B)(C)	65,064	17,378
		28,436
Materials — 0.9%
China Resources Cement Holdings	14,721	6,705
Huabao International Holdings	13,490	4,265
Lee & Man Paper Manufacturing	12,150	6,146
Nine Dragons Paper Holdings	10,800	5,588
		22,704
Utilities — 0.7%
China Gas Holdings	10,899	14,963
Towngas China	7,652	4,700
		19,663
TOTAL HONG KONG		143,132
TOTAL COMMON STOCK (Cost $2,666,353)		2,638,984
TIME DEPOSITS — 0.2%
Brown Brothers Harriman
0.030%, 10/01/2015	$4,453	4,453
0.005%, 10/01/2015 HKD	1,980	256
TOTAL TIME DEPOSITS (Cost $4,709)		4,709
TOTAL INVESTMENTS — 99.6% (Cost $2,671,062)		$2,643,693

Percentages are based on Net Assets of $2,653,844

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of September 30, 2015 was $56,428 and represents 2.1% of Net Assets.
(C)	Securities considered illiquid. The total value of such securities as of September 30, 2015 was $56,428 and represents 2.1% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

HKD — Hong Kong Dollar

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2015

KraneShares CSI New China ETF

The following is a list of the inputs used as of September 30, 2015, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock
China
Consumer Discretionary	$485,140	$—	$—	$485,140
Consumer Staples	159,652	—	18	159,670
Health Care	113,859	—	40	113,899
Industrials	380,820	—	33,298	414,118
Information Technology	1,173,919	—	—	1,173,919
Materials	64,062	—	5,694	69,756
Utilities	79,350	—	—	79,350
Hong Kong
Consumer Discretionary	40,815	—	—	40,815
Health Care	17,975	—	—	17,975
Industrials	13,539	—	—	13,539
Information Technology	11,058	—	17,378	28,436
Materials	22,704	—	—	22,704
Utilities	19,663	—	—	19,663
Total Common Stock	2,582,556	—	56,428	2,638,984
Time Deposits	—	4,709	—	4,709
Total Investments in Securities	$2,582,556	$4,709	$56,428	$2,643,693

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stock
Beginning balance as of April 1, 2015	$82,763
Accrued discounts/premiums	—
Realized gain/(loss)	(3,193)
Change in unrealized appreciation/(depreciation)	(26,170)
Purchases	—
Sales	—
Transfer into Level 3	56,286
Transfer out of Level 3	(53,258)
Ending balance as of September 30, 2015	$56,428
Changes in unrealized gains (losses) included in earnings related to securities held at reporting date	$(407,029)

For the period ended September 30, 2015, there have been no transfers between Level 1 and Level 2 investments.

For the period ended September 30, 2015, there have been no transfers between Level 2 and Level 3 investments.

For the period ended September 30, 2015, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2015

KraneShares CSI China Internet ETF

†	Percentages are based on total investments. More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

	Shares	Value
COMMON STOCK — 100.0%‡
CHINA — 96.5%
Consumer Discretionary — 24.2%
500.com ADR, Cl A*	33,412	$541,943
China Distance Education Holdings ADR	31,264	399,554
Cogobuy Group*(A)	1,763,000	1,778,912
Ctrip.com International ADR*	124,066	7,838,490
E-Commerce China Dangdang ADR, Cl A*	83,006	495,546
eLong ADR*	15,049	256,134
JD.com ADR*	239,713	6,246,921
Jumei International Holding ADR*	64,267	634,315
Qunar Cayman Islands ADR*	39,400	1,184,758
Tuniu ADR*	35,620	422,809
Vipshop Holdings ADR*	222,807	3,743,158
		23,542,540
Industrials — 1.2%
51job ADR*	29,903	819,342
Zhaopin ADR*	27,120	349,848
		1,169,190
Information Technology — 71.1%
21Vianet Group ADR*	82,110	1,500,971
58.com ADR*	82,353	3,874,709
Alibaba Group Holding ADR*	139,893	8,249,490
Autohome ADR*	57,561	1,872,459
Baidu ADR*	51,068	7,017,254
BAIOO Family Interactive(A)	2,618,000	172,280
Bitauto Holdings ADR*	58,328	1,736,425
Boyaa Interactive International	927,984	380,770
Changyou.com ADR*	32,693	581,935
Cheetah Mobile ADR*	47,030	680,054
China Binary Sale Technology*	183,355	19,637
China Finance Online ADR*	13,281	46,085
ChinaCache International Holdings ADR*	38,864	303,916
Forgame Holdings*	94,556	173,250
HC International*	648,000	358,697

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2015

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
iDreamsky Technology ADR*	25,406	$256,601
Jiayuan.com International ADR	32,729	201,120
Kingsoft	1,099,470	2,142,179
KongZhong ADR	37,013	242,435
Leju Holdings ADR	26,921	150,488
Linekong Interactive Group*(A)	231,000	205,663
Momo ADR*	106,214	1,327,675
NetEase ADR	35,865	4,308,104
NQ Mobile ADR*	108,925	360,542
Ourgame International Holdings	642,000	326,383
Pacific Online	663,676	214,088
Phoenix New Media ADR*	96,297	421,781
Qihoo 360 Technology ADR*	78,539	3,756,520
Renren ADR*	108,437	336,155
SINA*	87,008	3,490,761
Sky-mobi ADR*	17,338	42,998
Sohu.com*	51,919	2,144,255
SouFun Holdings ADR	346,855	2,289,243
Tencent Holdings	633,312	10,566,027
Tian Ge Interactive Holdings(A)	1,172,000	509,628
V1 Group	5,090,910	407,270
Weibo ADR*	96,927	1,133,077
Xunlei ADR*	82,545	602,578
Youku Tudou ADR*	227,713	4,014,580
YY ADR*	48,123	2,624,628
		69,042,711
TOTAL CHINA		93,754,441
HONG KONG — 1.3%
Information Technology — 1.3%
Feiyu Technology International(A)	762,000	179,929
NetDragon Websoft	417,752	1,045,721
TOTAL HONG KONG		1,225,650
UNITED STATES — 2.2%
Consumer Discretionary — 2.2%
ChinaNet Online Holdings*	19,058	15,433
TAL Education Group ADR*	67,530	2,171,090
TOTAL UNITED STATES		2,186,523
TOTAL COMMON STOCK (Cost $126,502,865)		97,166,614

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2015

KraneShares CSI China Internet ETF

	Face Amount(1)	Value
TIME DEPOSITS — 0.1%
Brown Brothers Harriman
0.030%, 10/01/2015	$114,158	$114,158
0.005%, 10/01/2015 HKD	5,601	723
TOTAL TIME DEPOSITS (Cost $114,881)		114,881
TOTAL INVESTMENTS — 100.1% (Cost $126,617,746)		$97,281,495

Percentages are based on Net Assets of $97,169,379

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(1)	In U.S. Dollars unless otherwise indicated.
*	Non-income producing security.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

ADR — American Depositary Receipt

Cl — Class

HKD — Hong Kong Dollar

The following is a list of the inputs used as of September 30, 2015, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$97,166,614	$—	$—	$97,166,614
Time Deposits	—	114,881	—	114,881
Total Investments in Securities	$97,166,614	$114,881	$—	$97,281,495

For the period ended September 30, 2015, there have been no transfers between Level 1 and Level 2 investments.

For the period ended September 30, 2015, there have been no transfers between Level 2 and Level 3 investments.

For the period ended September 30, 2015, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2015

KraneShares E Fund China Commercial Paper ETF

†	Percentages are based on total investments. More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

	Face Amount(1)	Value
COMMERCIAL PAPER — 89.3%
CHINA — 89.3%
Aluminum Corporation of China
4.380%, 01/19/2016	4,000,000	$630,623
Beijing Energy Group
3.950%, 02/02/2016	10,000,000	1,576,014
Beijing Haidian State-Owned Assets Operation
5.050%, 03/27/2016	2,000,000	316,759
Beijing State-Owned Asset
3.850%, 02/02/2016	20,000,000	3,151,758
China Development Bank
3.190%, 05/12/2016	10,000,000	1,578,059
China Guodian
4.080%, 04/22/2016	3,000,000	473,833
China Heavy Duty Truck
4.270%, 04/27/2016	4,000,000	631,574
China Huaneng Group
4.500%, 03/26/2016	2,000,000	316,236
China Longyuan Power Group
4.600%, 12/20/2015	2,000,000	315,508
China National Building Material
4.700%, 12/12/2015	2,000,000	315,473
China Power Construction
4.550%, 03/12/2016	10,000,000	1,580,049
China Power Investment
4.600%, 11/21/2015	2,000,000	315,198
3.870%, 02/01/2016	10,000,000	1,576,050
China Railway
3.990%, 04/27/2016	20,000,000	3,157,896
China Southern Glass
4.280%, 04/23/2016	4,000,000	630,912
CQ Jiangbeizui Development & Investment
4.200%, 05/11/2016	20,000,000	3,158,654

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2015

KraneShares E Fund China Commercial Paper ETF

	Face Amount(1)	Value
COMMERCIAL PAPER — continued
Datang International Tuoketuo Power
4.980%, 03/18/2016	10,000,000	$1,582,030
Gansu Asset Investment
5.200%, 04/07/2016	10,000,000	1,578,209
Hangzhou Tourism Trading
4.450%, 04/27/2016	5,000,000	790,271
Hebei Iron and Steel Group
5.250%, 02/05/2016	2,000,000	316,315
Huaneng Lancang Hydro
3.340%, 08/20/2016	5,000,000	785,427
Jingmei Group
4.350%, 05/08/2016	10,000,000	1,577,534
Metallurgical Corporation of China
4.300%, 12/19/2015	4,000,000	630,371
Shandong Expressway
4.250%, 01/18/2016	10,000,000	1,576,634
Shandong Iron and Steel Group
5.330%, 12/21/2015	2,000,000	315,734
Shenhua Group Ltd.
3.800%, 01/18/2016	10,000,000	1,575,325
Shaanxi Nonferrous Metal
4.990%, 02/10/2016	10,000,000	1,580,803
State Grid
3.400%, 06/16/2016	5,000,000	787,295
State Power Investment
3.290%, 05/28/2016	20,000,000	3,145,283
Xinxing Cathay International
4.300%, 01/23/2016	5,000,000	788,684
Zhejiang Materials
4.180%, 01/29/2016	10,000,000	1,576,515
TOTAL COMMERCIAL PAPER (Cost $39,050,416)		38,331,026
TIME DEPOSIT — 0.0%
Brown Brothers Harriman
0.030%, 10/01/2015 USD	$685	685
TOTAL TIME DEPOSIT (Cost $685)		685

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2015

KraneShares E Fund China Commercial Paper ETF

	Shares	Value
CASH EQUIVALENTS — 8.0%
China Universal Express Income Money Market Fund	348	$55
Fortune SGAM Xianjin Tianyi Money Market Fund	10,947,488	1,722,743
Xianjinbao Real-Time Redemption Money Market Fund	10,000,000	1,573,044
Yinhua Traded Money Market Fund	1,000,000	161,702
TOTAL CASH EQUIVALENTS (Cost $3,512,745)		3,457,544
TOTAL INVESTMENTS — 97.3% (Cost $42,563,846)		$41,789,255

Percentages are based on Net Assets of $42,942,532

(1)	In CNY unless otherwise indicated.

CNY — Chinese Yuan

Ltd. — Limited

USD — U.S. Dollar

As of September 30, 2015, all of the Fund’s investments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2015, there have been no transfers between Level 1 and Level 2 investments.

For the period ended September 30, 2015, there have been no transfers between Level 2 and Level 3 investments.

For the period ended September 30, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2015

KraneShares FTSE Emerging Markets Plus ETF

†	Percentages are based on total investments. More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

	Shares	Value
COMMON STOCK — 79.1%‡
BRAZIL — 2.6%
Consumer Discretionary — 0.4%
Cyrela Brazil Realty Empreendimentos e Participacoes	515	$1,079
Kroton Educacional	1,000	1,949
Lojas Renner	1,000	4,656
		7,684
Consumer Staples — 0.8%
Ambev	1,850	9,050
BRF	400	7,097
Souza Cruz	400	2,677
		18,824
Energy — 0.2%
Ultrapar Participacoes	205	3,428
Financials — 0.4%
Banco do Brasil	405	1,529
BB Seguridade Participacoes	400	2,480
BM&FBovespa — Bolsa de Valores Mercadorias e Futuros	1,000	2,762
BR Malls Participacoes	400	1,055
		7,826
Industrials — 0.3%
CCR	652	1,991
Embraer	400	2,547
WEG	496	1,927
		6,465

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2015

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.2%
Cielo	480	$4,443
Materials — 0.3%
Vale	1,400	5,826
Utilities — 0.0%
Cia Energetica de Minas Gerais	600	1,047
TOTAL BRAZIL		55,543
CHILE — 0.7%
Energy — 0.1%
Empresas COPEC	246	2,227
Financials — 0.2%
Banco de Credito e Inversiones	65	2,632
Banco Santander Chile	56,610	2,559
		5,191
Industrials — 0.1%
Latam Airlines Group*	267	1,279
Utilities — 0.3%
Empresa Nacional de Electricidad	2,438	2,863
Enersis	11,240	2,824
		5,687
TOTAL CHILE		14,384
CHINA — 25.3%
Consumer Discretionary — 2.2%
Belle International Holdings	4,207	3,637
Brilliance China Automotive Holdings	2,148	2,539
Byd, Cl H*	3,475	18,316
Ctrip.com International ADR*	94	5,939
Dongfeng Motor Group, Cl H	2,392	2,978
Great Wall Motor, Cl H	1,914	2,114
Guangzhou Automobile Group, Cl H	2,800	2,280
JD.com ADR*	182	4,743
New Oriental Education & Technology Group ADR	150	3,031
Shanghai Jinjiang International Hotels Development(A)(B)	200	440
Vipshop Holdings ADR*	164	2,755
		48,772
Consumer Staples — 0.5%
China Resources Enterprise	1,216	2,256
Hengan International Group	560	5,445
Tsingtao Brewery, Cl H	531	2,323
		10,024

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2015

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Energy — 2.5%
China Coal Energy, Cl H	45,070	$18,203
China Oilfield Services, Cl H	1,678	1,676
China Petroleum & Chemical, Cl H	14,500	8,812
China Shenhua Energy, Cl H	2,201	3,363
CNOOC	9,826	10,054
Kunlun Energy	2,594	1,854
PetroChina, Cl H	11,784	8,165
		52,127
Financials — 7.9%
Agricultural Bank of China, Cl H	26,397	9,980
Bank of China, Cl H	48,396	20,795
Bank of Communications, Cl H	19,997	13,856
China CITIC Bank, Cl H	21,858	12,663
China Construction Bank, Cl H	57,296	38,074
China Everbright	768	1,748
China Life Insurance, Cl H	7,483	25,877
China Overseas Land & Investment	2,839	8,572
China Resources Land	1,614	3,782
Chongqing Rural Commercial Bank, Cl H	3,386	1,909
Evergrande Real Estate Group	7,336	4,165
New China Life Insurance, Cl H	445	1,912
PICC Property & Casualty, Cl H	2,340	4,547
Ping An Insurance Group of China, Cl H	3,000	14,845
Shenzhen Investment	7,638	2,690
Sino-Ocean Land Holdings	4,428	2,411
		167,826
Health Care — 0.1%
Sinopharm Group, Cl H	888	3,105
Industrials — 3.6%
Anhui Expressway, Cl H	15,512	12,610
Beijing Enterprises Holdings	489	2,931
China Communications Construction, Cl H	14,690	18,064
China Everbright International	2,702	3,772
China International Marine Containers Group, Cl H	7,307	12,822
China Merchants Holdings International	1,128	3,311
China State Construction International Holdings	1,787	2,555
CITIC	3,780	6,877
COSCO Pacific(A)(B)	2,120	2,404
Jiangsu Expressway, Cl H	2,978	3,793
Yangzijiang Shipbuilding Holdings	3,600	2,874
Zhuzhou CSR Times Electric, Cl H	476	3,504
		75,517

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2015

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 4.3%
Alibaba Group Holding ADR*	229	$13,504
Baidu ADR*	173	23,772
Lenovo Group	3,826	3,224
NetEase ADR	78	9,369
Tencent Holdings	2,558	42,677
		92,546
Materials — 1.0%
Aluminum Corp of China, Cl H*	7,342	2,283
Anhui Conch Cement, Cl H	5,007	14,698
China National Building Material, Cl H	3,472	1,998
Jiangxi Copper, Cl H	1,544	1,873
		20,852
Telecommunication Services — 2.1%
China Mobile	2,972	35,204
China Telecom, Cl H	9,374	4,512
China Unicom Hong Kong	3,480	4,405
		44,121
Utilities — 1.1%
Beijing Enterprises Water Group	4,140	2,885
CGN Power, Cl H(C)	8,230	3,430
China Longyuan Power Group, Cl H	3,188	3,422
China Resources Power Holdings	1,483	3,383
ENN Energy Holdings	682	3,269
Guangdong Investment	2,168	3,222
Huaneng Power International, Cl H	2,777	2,985
		22,596
TOTAL CHINA		537,486
COLOMBIA — 0.8%
Consumer Staples — 0.1%
Almacenes Exito	311	1,336
Energy — 0.1%
Ecopetrol	5,045	2,173
Financials — 0.5%
Bancolombia	507	3,876
Financiera Colombiana	192	2,365
Grupo Aval Acciones y Valores	3,934	1,504
Grupo de Inversiones Suramericana	369	4,289
		12,034
Utilities — 0.1%
Isagen ESP	1,739	1,622
TOTAL COLOMBIA		17,165

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2015

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
CZECH REPUBLIC — 0.7%
Financials — 0.2%
Komercni banka as	26	$5,628
Telecommunication Services — 0.2%
Ceska telekomunikacni infrastruktura*	231	1,613
O2 Czech Republic	231	2,021
		3,634
Utilities — 0.3%
CEZ	326	6,779
TOTAL CZECH REPUBLIC		16,041
EGYPT — 1.6%
Consumer Staples — 0.1%
Juhayna Food Industries	2,243	2,300
Financials — 1.1%
Commercial International Bank Egypt SAE	2,552	17,297
Egypt Kuwait Holding SAE	4,048	2,348
Egyptian Financial Group-Hermes Holding*	2,071	2,134
Talaat Moustafa Group	3,754	3,260
		25,039
Industrials — 0.1%
ElSwedy Electric*	399	2,191
Materials — 0.1%
Ezz Steel*	1,071	1,243
Telecommunication Services — 0.2%
Global Telecom Holding SAE*	4,763	1,156
Telecom Egypt	1,642	1,464
		2,620
TOTAL EGYPT		33,393
HONG KONG — 0.4%
Financials — 0.1%
Shimao Property Holdings	1,102	1,652
Health Care — 0.2%
Sino Biopharmaceutical	2,736	3,361
Information Technology — 0.1%
Hanergy Thin Film Power Group*(A)(B)	4,364	1,165
Kingboard Chemical Holdings	1,416	1,716
		2,881
TOTAL HONG KONG		7,894
HUNGARY — 0.5%
Energy — 0.1%
MOL Hungarian Oil & Gas	70	3,048

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2015

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Financials — 0.2%
OTP Bank	210	$4,045
Health Care — 0.2%
Richter Gedeon Nyrt	206	3,271
TOTAL HUNGARY		10,364
INDIA — 20.4%
Consumer Discretionary — 1.0%
Tata Motors ADR*	974	21,915
Financials — 7.6%
HDFC Bank ADR	1,564	95,545
ICICI Bank ADR	7,952	66,638
		162,183
Health Care — 1.5%
Dr Reddy’s Laboratories ADR	512	32,722
Information Technology — 9.8%
Infosys ADR	9,600	183,264
Wipro ADR	1,950	23,965
		207,229
Materials — 0.5%
Vedanta ADR	1,908	9,883
TOTAL INDIA		433,932
INDONESIA — 2.9%
Consumer Discretionary — 0.3%
Astra International	19,202	6,848
Consumer Staples — 0.4%
Charoen Pokphand Indonesia	9,350	1,276
Gudang Garam	609	1,746
Indofood Sukses Makmur	6,128	2,301
Unilever Indonesia	1,284	3,331
		8,654
Financials — 1.1%
Bank Central Asia	11,520	9,652
Bank Mandiri Persero	8,622	4,664
Bank Negara Indonesia Persero	7,176	2,026
Bank Rakyat Indonesia Persero	10,448	6,169
		22,511
Health Care — 0.1%
Kalbe Farma	24,282	2,279
Industrials — 0.2%
Jasa Marga Persero	3,662	1,206
United Tractors	1,904	2,271
		3,477

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2015

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.2%
Indocement Tunggal Prakarsa	1,656	$1,859
Semen Indonesia Persero	3,763	2,325
		4,184
Telecommunication Services — 0.5%
Telekomunikasi Indonesia Persero	51,748	9,343
Tower Bersama Infrastructure*	2,866	1,281
		10,624
Utilities — 0.1%
Perusahaan Gas Negara Persero	12,748	2,202
TOTAL INDONESIA		60,779
MALAYSIA — 1.1%
Consumer Discretionary — 0.1%
Genting	1,033	1,708
Consumer Staples — 0.1%
IOI	2,000	1,852
Financials — 0.4%
AMMB Holdings	1,616	1,677
CIMB Group Holdings	1,800	1,826
Malayan Banking	928	1,807
Public Bank	612	2,439
		7,749
Health Care — 0.1%
Genting Malaysia	2,274	2,147
Industrials — 0.2%
Gamuda	2,474	2,471
Sime Darby	1,279	2,267
		4,738
Materials — 0.1%
Petronas Chemicals Group	1,600	2,235
Telecommunication Services — 0.1%
Maxis	1,454	2,166
TOTAL MALAYSIA		22,595
MEXICO — 4.7%
Consumer Discretionary — 0.4%
Grupo Televisa	1,674	8,696
Consumer Staples — 1.3%
Coca-Cola Femsa	362	2,511
Controladora Comercial Mexicana	652	1,886
Fomento Economico Mexicano	1,336	11,915
Grupo Bimbo, Ser A*	1,430	3,611

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2015

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Wal-Mart de Mexico	3,372	$8,299
		28,222
Financials — 0.7%
Fibra Uno Administracion	1,933	3,982
Grupo Financiero Banorte, Cl O	1,536	7,516
Grupo Financiero Inbursa, Cl O	1,376	2,836
Grupo Financiero Santander Mexico, Cl B	1,060	1,564
		15,898
Industrials — 0.7%
Alfa, Cl A	2,304	4,470
Grupo Aeroportuario del Pacifico, Cl B	346	3,001
Grupo Aeroportuario del Sureste, Cl B	254	3,867
Promotora y Operadora de Infraestructura*	267	2,918
		14,256
Materials — 0.8%
Cemex*	8,501	5,919
Grupo Mexico	2,492	6,013
Industrias Penoles	117	1,596
Mexichem	1,080	2,648
		16,176
Telecommunication Services — 0.8%
America Movil	19,782	16,401
TOTAL MEXICO		99,649
MOROCCO — 0.2%
Financials — 0.2%
Douja Promotion Groupe Addoha	1,964	5,061
PERU — 0.7%
Financials — 0.5%
Credicorp	105	11,168
Materials — 0.2%
Cia de Minas Buenaventura SAA ADR	502	2,992
TOTAL PERU		14,160
PHILIPPINES — 1.5%
Consumer Staples — 0.1%
Universal Robina	580	2,383
Financials — 0.7%
Ayala	185	3,036
Ayala Land	4,400	3,201
Bank of the Philippine Islands	1,265	2,173
BDO Unibank	800	1,772

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2015

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
SM Prime Holdings	7,000	$3,092
		13,274
Industrials — 0.6%
Aboitiz Equity Ventures	2,352	2,903
Alliance Global Group	4,200	1,377
International Container Terminal Services	1,217	1,954
JG Summit Holdings	1,720	2,607
SM Investments	240	4,573
		13,414
Information Technology — 0.1%
Philippine Long Distance Telephone	60	2,811
TOTAL PHILIPPINES		31,882
POLAND — 1.4%
Consumer Discretionary — 0.1%
LPP*	1	2,057
Energy — 0.2%
Polski Koncern Naftowy Orlen	242	4,213
Financials — 0.8%
Bank Pekao	102	4,142
Bank Zachodni WBK	35	2,701
Powszechna Kasa Oszczednosci Bank Polski	698	5,402
Powszechny Zaklad Ubezpieczen	44	4,509
		16,754
Materials — 0.1%
KGHM Polska Miedz	114	2,457
Utilities — 0.2%
Energa	394	1,747
PGE Polska Grupa Energetyczna	676	2,397
		4,144
TOTAL POLAND		29,625
RUSSIA — 4.5%
Consumer Discretionary — 0.5%
Magnit*	56	9,902
Energy — 2.6%
Gazprom PAO	9,824	20,148
Lukoil PJSC	378	12,923
Novatek OAO	970	8,827
Rosneft OAO	1,064	3,940
Surgutneftegas*	6,322	3,228
Tatneft*	1,192	5,606
		54,672

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2015

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Financials — 0.9%
Moscow Exchange MICEX-RTS PJSC	2,120	$2,585
Sberbank of Russia	9,698	11,131
VTB Bank PJSC	4,573,252	4,719
		18,435
Materials — 0.4%
MMC Norilsk Nickel*	43	6,227
Uralkali PJSC	1,041	3,071
		9,298
Telecommunication Services — 0.1%
Mobile TeleSystems PJSC	976	3,164
TOTAL RUSSIA		95,471
SOUTH AFRICA — 1.3%
Consumer Discretionary — 0.3%
Naspers, Cl N	40	5,007
Steinhoff International Holdings	506	3,107
		8,114
Financials — 0.5%
Barclays Africa Group	110	1,354
FirstRand	576	2,048
MMI Holdings	810	1,394
Remgro	130	2,370
Standard Bank Group	254	2,480
		9,646
Health Care — 0.1%
Aspen Pharmacare Holdings	65	1,382
Industrials — 0.1%
Bidvest Group	130	3,067
Information Technology — 0.1%
Sasol	112	3,139
Telecommunication Services — 0.2%
MTN Group	272	3,501
TOTAL SOUTH AFRICA		28,849
TAIWAN — 2.2%
Financials — 0.2%
Cathay Financial Holding	1,855	2,532
Mega Financial Holding	3,555	2,462
		4,994
Information Technology — 1.3%
Asustek Computer	224	1,922
Delta Electronics	439	2,053
Hon Hai Precision Industry	1,982	5,154

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2015

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
MediaTek	276	$2,041
Quanta Computer	1,011	1,753
Taiwan Semiconductor Manufacturing	3,163	12,488
		25,411
Materials — 0.6%
China Steel	4,869	2,839
Formosa Chemicals & Fibre	1,363	2,765
Formosa Plastics	1,348	2,841
Nan Ya Plastics	1,403	2,369
Taiwan Cement	2,268	2,297
		13,111
Telecommunication Services — 0.1%
Chunghwa Telecom	904	2,712
TOTAL TAIWAN		46,228
THAILAND — 1.7%
Consumer Staples — 0.3%
Charoen Pokphand Foods	3,042	1,735
CP ALL	3,296	4,336
		6,071
Energy — 0.2%
PTT	465	3,075
PTT Exploration & Production	1,044	2,013
		5,088
Financials — 0.4%
Bank of Ayudhya	1,052	877
Kasikornbank	680	3,204
Siam Commercial Bank	1,000	3,692
		7,773
Industrials — 0.1%
Airports of Thailand	300	2,323
Materials — 0.3%
Bangkok Bank	487	2,147
PTT Global Chemical	1,600	2,370
Siam Cement	235	3,004
		7,521
Telecommunication Services — 0.4%
Advanced Info Service	705	4,390
Intouch Holdings	1,475	2,956
		7,346
TOTAL THAILAND		36,122

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2015

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
TURKEY — 3.5%
Consumer Discretionary — 0.2%
Arcelik	400	$1,949
Tofas Turk Otomobil Fabrikasi	312	1,850
		3,799
Consumer Staples — 0.6%
Anadolu Efes Biracilik Ve Malt Sanayii	394	2,778
BIM Birlesik Magazalar	384	6,804
Coca-Cola Icecek	138	1,577
Ulker Biskuvi Sanayi	332	2,100
		13,259
Energy — 0.3%
Tupras Turkiye Petrol Rafinerileri	218	5,335
Financials — 1.6%
Akbank	2,892	6,476
Emlak Konut Gayrimenkul Yatirim Ortakligi	3,936	3,263
Haci Omer Sabanci Holding	1,462	4,283
Turkiye Garanti Bankasi	3,474	8,066
Turkiye Halk Bankasi	1,002	3,343
Turkiye Is Bankasi, Cl C	2,182	3,394
Turkiye Vakiflar Bankasi TAO, Cl D	1,726	2,183
Yapi ve Kredi Bankasi	1,650	1,837
		32,845
Industrials — 0.4%
KOC Holding	1,116	4,349
TAV Havalimanlari Holding	332	2,604
Turk Hava Yollari AO*	916	2,411
		9,364
Materials — 0.1%
Eregli Demir ve Celik Fabrikalari	2,346	2,890
Telecommunication Services — 0.3%
Turk Telekomunikasyon	1,096	2,161
Turkcell Iletisim Hizmetleri	1,421	4,952
		7,113
TOTAL TURKEY		74,605
UNITED ARAB EMIRATES — 0.4%
Financials — 0.4%
Abu Dhabi Commercial Bank PJSC	1,164	2,425
Emaar Properties PJSC	2,068	3,637
First Gulf Bank PJSC	534	2,028
TOTAL UNITED ARAB EMIRATES		8,090
TOTAL COMMON STOCK (Cost $2,017,481)		1,679,318

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2015

KraneShares FTSE Emerging Markets Plus ETF

	Shares/ Face Amount(1)	Value
AFFILIATED INVESTMENT COMPANY — 18.3%
UNITED STATES — 18.3%
KraneShares Bosera MSCI China A ETF**	9,378	$388,061
TOTAL AFFILIATED INVESTMENT COMPANY (Cost $425,146)		388,061
PREFERRED STOCK — 1.6%
BRAZIL — 1.6%
Consumer Discretionary — 0.1%
Lojas Americanas	441	1,796
Consumer Staples — 0.1%
Cia Brasileira de Distribuicao	94	1,177
Energy — 0.3%
Petroleo Brasileiro*	3,200	5,802
Financials — 0.9%
Banco Bradesco	1,440	7,707
Itau Unibanco Holding	1,320	8,728
Itausa — Investimentos Itau	1,760	3,156
		19,591
Materials — 0.1%
Gerdau	651	888
Klabin	2,206	2,338
		3,226
Telecommunication Services — 0.1%
Telefonica Brasil	200	1,828
TOTAL PREFERRED STOCK (Cost $60,774)		33,420
TIME DEPOSITS — 0.5%
Brown Brothers Harriman
5.617%, 10/01/2015 ZAR	$ 3,286	238
0.030%, 10/01/2015	9,348	9,348
0.005%, 10/01/2015 HKD	1,531	197
TOTAL TIME DEPOSITS (Cost $9,783)		9,783
TOTAL INVESTMENTS — 99.5% (Cost $2,513,184)		$2,110,582

Percentages are based on Net Assets of $2,121,906

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2015

KraneShares FTSE Emerging Markets Plus ETF

**	Affiliated investment is a registered investment company which is managed by Krane Fund Advisors, LLC (the “Adviser”) or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended September 30, 2015 are as follows:

Value of Shares as of 3/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held 9/30/2015	Balance of Shares Held as of 9/30/15	Dividend Income
KraneShares Bosera MSCI China A Share ETF
$504,876	$3,650	$(5,509)	$(114,541)	$(415)	$388,061	9,378	$—
‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of September 30, 2015 was $4,009 and represents 0.2% of Net Assets.
(B)	Securities considered illiquid. The total value of such securities as of September 30, 2015 was $4,009 and represents 0.2% of Net Assets.
(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

HKD — Hong Kong Dollar

MSCI — Morgan Stanley Capital International

Ser — Series

ZAR — South African Rand

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2015

KraneShares FTSE Emerging Markets Plus ETF

The following is a list of the inputs used as of September 30, 2015, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock
Brazil	$55,543	$—	$—	$55,543
Chile	14,384	—	—	14,384
China
Consumer Discretionary	48,332	—	440	48,772
Consumer Staples	10,024	—	—	10,024
Energy	52,127	—	—	52,127
Financials	167,826	—	—	167,826
Health Care	3,105	—	—	3,105
Industrials	73,113	—	2,404	75,517
Information Technology	92,546	—	—	92,546
Materials	20,852	—	—	20,852
Telecommunication Services	44,121	—	—	44,121
Utilities	22,596	—	—	22,596
Colombia	17,165	—	—	17,165
Czech Republic	16,041	—	—	16,041
Egypt	33,393	—	—	33,393
Hong Kong
Financials	1,652	—	—	1,652
Health Care	3,361	—	—	3,361
Information Technology	1,716	—	1,165	2,881
Hungary	10,364	—	—	10,364
India	433,932	—	—	433,932
Indonesia	60,779	—	—	60,779
Malaysia	22,595	—	—	22,595
Mexico	99,649	—	—	99,649
Morocco	5,061	—	—	5,061
Peru	14,160	—	—	14,160
Philippines	31,882	—	—	31,882
Poland	29,625	—	—	29,625
Russia	95,471	—	—	95,471
South Africa	28,849	—	—	28,849
Taiwan	46,228	—	—	46,228
Thailand	36,122	—	—	36,122
Turkey	74,605	—	—	74,605
United Arab Emirates	8,090	—	—	8,090
Total Common Stock	1,675,309	—	4,009	1,679,318
Affiliated Investment Company	388,061	—	—	388,061
Preferred Stock	33,420	—	—	33,420
Time Deposits	—	9,783	—	9,783
Total Investments in Securities	$2,096,790	$9,783	$4,009	$2,110,582

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2015

KraneShares FTSE Emerging Markets Plus ETF

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stock
Beginning balance as of April 1, 2015	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales	—
Transfer into Level 3	4,009
Transfer out of Level 3	—
Ending balance as of September 30, 2015	$4,009
Changes in unrealized gains (losses) included in earnings related to securities held at reporting date	$(15,819)

For the period ended September 30, 2015, there have been no transfers between Level 1 and Level 2 investments.

For the period ended September 30, 2015, there have been no transfers between Level 2 and Level 3 investments.

For the period ended September 30, 2015, the transfers into Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (unaudited)
September 30, 2015

	KraneShares Bosera MSCI China A Share ETF	KraneShares CSI New China ETF	KraneShares CSI China Internet ETF
Assets:
Investments at Value	$8,265,142	$2,643,693	$97,281,495
Foreign Currency at Value	60,522	244	3,261
Cash	—	143	—
Receivable for Capital Shares Sold	—	—	4,352,757
Dividend and Interest Receivable	—	12,111	—
Total Assets	8,325,664	2,656,191	101,637,513
Liabilities:
Payable for Investment Securities Purchased	—	—	4,371,251
Payable to Custodian	7,549	—	49,999
Payable due to Investment Adviser	6,812	1,501	37,371
Payable for Trustees’ Fee	6,711	846	9,513
Total Liabilities	21,072	2,347	4,468,134
Net Assets	$8,304,592	$2,653,844	$97,169,379
Net Assets Consist of:
Paid-in Capital	$6,780,910	$2,509,994	$123,971,262
Undistributed Net Investment Income/(Accumulated Net Investment Loss)	180,027	19,290	(701,774)
Accumulated Net Realized Gain on Investments and Foreign Currency Translations	3,166,975	151,929	3,236,143
Net Unrealized Depreciation on Investments	(1,823,484)	(27,369)	(29,336,251)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	164	—	(1)
Net Assets	$8,304,592	$2,653,844	$97,169,379
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	200,002	50,000	3,250,000
Net Asset Value, Offering and Redemption Price Per Share	$41.52	$53.08	$29.90
Cost of Investments	$10,088,626	$2,671,062	$126,617,746
Cost of Foreign Currency	60,358	500	3,984

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (unaudited)
September 30, 2015

	KraneShares E Fund China Commercial Paper ETF	KraneShares FTSE Emerging Markets Plus ETF
Assets:
Investments at Value	$41,789,255	$1,722,521
Affiliated Investments at Value	—	388,061
Foreign Currency at Value	503,898	18,714
Dividend and Interest Receivable	666,741	4,103
Receivable for Investment Securities Sold	—	76
Reclaim Receivable	—	89
Prepaid Expenses	2,629	—
Total Assets	42,962,523	2,133,564
Liabilities:
Payable for Investment Securities Purchased	—	76
Payable due to Investment Adviser	19,713	1,191
Payable to Custodian	278	7,720
Payable for Trustees’ Fee	—	2,671
Total Liabilities	19,991	11,658
Net Assets	$42,942,532	$2,121,906
Net Assets Consist of:
Paid-in Capital	$44,222,198	$2,501,476
Undistributed Net Investment Income	244,812	28,352
Accumulated Net Realized Loss on Investments, Affiliated Investments and Foreign Currency Translations	(740,976)	(4,284)
Net Unrealized Depreciation on Investments and Affiliated Investments	(774,591)	(402,602)
Net Unrealized Depreciation on Foreign Currency Translations	(8,911)	(1,036)
Net Assets	$42,942,532	$2,121,906
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,250,002	100,002
Net Asset Value, Offering and Redemption Price Per Share	$34.35	$21.22
Cost of Investments	$42,563,846	$2,088,038
Cost of Affiliated Investments	—	425,146
Cost of Foreign Currency	502,807	20,137

The accompanying notes are an integral part of the financial statements.

Statements of Operations (unaudited)
For the period ended September 30, 2015

	KraneShares Bosera MSCI China A Share ETF	KraneShares CSI New China ETF	KraneShares CSI China Internet ETF
Investment Income:
Dividend Income	$364,866	$35,653	$185,135
Interest Income	425	—	32
Less: Foreign Taxes Withheld	(37,341)	(1,953)	(55,191)
Total Investment Income	327,950	33,700	129,976
Advisory Fees	136,567	11,422	390,860
Trustees’ Fees	6,052	787	23,963
Total Expenses	142,619	12,209	414,823
Advisory Fee Waiver	(31,038)	—	—
Net Expenses	111,581	12,209	414,823
Net Investment Income (Loss)	216,369	21,491	(284,847)
Net Realized Gain (Loss) on:
Investments(1)	3,246,595	163,184	11,415,801
Foreign Currency Transactions	(64,299)	(10)	(770)
Net Realized Gain on Investments and Foreign Currency Transactions	3,182,296	163,174	11,415,031
Net Change in Unrealized Depreciation on:
Investments	(7,735,919)	(815,365)	(14,561,503)
Foreign Currency Transactions	(1,565)	—	(1)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Transactions	(7,737,484)	(815,365)	(14,561,504)
Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions	(4,555,188)	(652,191)	(3,146,473)
Net Decrease in Net Assets Resulting from Operations	$(4,338,819)	$(630,700)	$(3,431,320)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statments.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations (unaudited)
For the period ended September 30, 2015

	KraneShares E Fund China Commercial Paper ETF	KraneShares FTSE Emerging Markets Plus ETF
Investment Income:
Dividend Income	$10,663	$44,054
Income Distribution from Affiliated Fund	—	2
Interest Income	806,229	25
Less: Foreign Taxes Withheld	(4,539)	(3,990)
Total Investment Income	812,353	40,091
Advisory Fees	152,966	8,626
Trustees’ Fees	2,052	2,647
Total Expenses	155,018	11,273
Advisory Fee Waiver	(26,994)	—
Net Expenses	128,024	11,273
Net Investment Income	684,329	28,818
Net Realized Gain (Loss) on:
Investments	18,988	(1,331)
Affiliated Investments	—	(415)
Foreign Currency Transactions	(751,348)	(544)
Capital Gains Distribution Received From Affiliated Fund	—	(1,993)
Net Realized Loss on Investments, Affiliated Investments and Foreign Currency Transactions	(732,360)	(4,283)
Net Change in Unrealized Depreciation on:
Investments	(761,435)	(338,437)
Affiliated Investments	—	(114,541)
Foreign Currency Transactions	(9,371)	(841)
Net Change in Unrealized Depreciation on Investments, Affiliated Investments and Foreign Currency Transactions	(770,806)	(453,819)
Net Realized and Unrealized Loss on Investments, Affiliated Investments and Foreign Currency Transactions	(1,503,166)	(458,102)
Net Decrease in Net Assets Resulting from Operations	$(818,837)	$(429,284)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	KraneShares Bosera MSCI China A Share ETF
	Period Ended September 30, 2015 (unaudited)	Year Ended March 31, 2015
Operations:
Net Investment Income (Loss)	$216,369	$(56,828)
Net Realized Gain on Investments and Foreign Currency Transactions	3,182,296	184,968
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(7,737,484)	6,344,607
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,338,819)	6,472,747
Dividends and Distributions from:
Net Investment Income	—	(25,024)
Net Realized Gains	(115,277)	—
Total Dividends and Distributions	(115,277)	(25,024)
Capital Share Transactions(1):
Issued	3,274,540	17,369,814
Redeemed	(17,290,004)	(8,609,500)
Increase (Decrease) in Net Assets from Capital Share Transactions	(14,015,464)	8,760,314
Total Increase (Decrease) in Net Assets	(18,469,560)	15,208,037
Net Assets:
Beginning of Period	26,774,152	11,566,115
End of Period	$8,304,592	$26,774,152
Undistributed (Distributions in Excess of) Net Investment Income	$180,027	$(36,342)
Share Transactions:
Issued	50,000	400,000
Redeemed	(350,000)	(300,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(300,000)	100,000

(1)	Includes transaction costs related to creations and redemptions.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	KraneShares CSI New China ETF
	Period Ended September 30, 2015 (unaudited)	Year Ended March 31, 2015
Operations:
Net Investment Income	$21,491	$12,207
Net Realized Gain on Investments and Foreign Currency Transactions	163,174	125,197
Net Change in Unrealized Appreciation (Depreciation) on Investments	(815,365)	171,872
Net Increase (Decrease) in Net Assets Resulting from Operations	(630,700)	309,276
Dividends and Distributions from:
Net Investment Income	—	(31,008)
Net Realized Gains	(136,400)	—
Total Dividends and Distributions	(136,400)	(31,008)
Total Increase (Decrease) in Net Assets	(767,100)	278,268
Net Assets:
Beginning of Period	3,420,944	3,142,676
End of Period	$2,653,844	$3,420,944
Undistributed (Distributions in Excess of) Net Investment Income	$19,290	$(2,201)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	KraneShares CSI China Internet ETF
	Period Ended September 30, 2015 (unaudited)	Year Ended March 31, 2015
Operations:
Net Investment Loss	$(284,847)	$(477,936)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	11,415,031	(2,491,875)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Transactions	(14,561,504)	(18,003,378)
Net Decrease in Net Assets Resulting from Operations	(3,431,320)	(20,973,189)
Dividends and Distributions from:
Net Investment Income	—	(596,577)
Total Dividends and Distributions	—	(596,577)
Capital Share Transactions(1):
Issued	142,222,576	222,349,613
Redeemed	(173,233,736)	(146,411,226)
Increase (Decrease) in Net Assets from Capital Share Transactions	(31,011,160)	75,938,387
Total Increase (Decrease) in Net Assets	(34,442,480)	54,368,621
Net Assets:
Beginning of Period	131,611,859	77,243,238
End of Period	$97,169,379	$131,611,859
Accumulated Net Investment Loss/Distributions in Excess of Net Investment Income	$(701,774)	$(416,927)
Share Transactions:
Issued	3,950,000	6,200,000
Redeemed	(4,550,000)	(4,500,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(600,000)	1,700,000

(1)	Includes transaction costs related to creations and redemptions.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	KraneShares E Fund China Commercial Paper ETF
	Period Ended September 30, 2015 (unaudited)	Period Ended March 31, 2015(1)
Operations:
Net Investment Income	$684,329	$289,907
Net Realized Loss on Investments and Foreign Currency Transactions	(732,360)	(153,624)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Transactions	(770,806)	(12,696)
Net Increase (Decrease) in Net Assets Resulting from Operations	(818,837)	123,587
Dividends and Distributions from:
Net Investment Income	(396,165)	(188,251)
Total Dividends and Distributions	(396,165)	(188,251)
Capital Share Transactions(2):
Issued	59,532,888	31,449,489
Redeemed	(24,077,512)	(22,682,667)
Increase in Net Assets from Capital Share Transactions	35,455,376	8,766,822
Total Increase in Net Assets	34,240,374	8,702,158
Net Assets:
Beginning of Period	8,702,158	—
End of Period	$42,942,532	$8,702,158
Undistributed (Distributions in Excess of) Net Investment Income	$244,812	$(43,352)
Share Transactions:
Issued	1,700,000	900,002
Redeemed	(700,000)	(650,000)
Net Increase in Shares Outstanding from Share Transactions	1,000,000	250,002

(1)	Commenced operations on December 2, 2014.
(2)	Includes transaction costs related to creations and redemptions.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	KraneShares FTSE Emerging Markets Plus ETF
	Period Ended September 30, 2015 (unaudited)	Period Ended March 31, 2015(1)
Operations:
Net Investment Income (Loss)	$28,818	$(240)
Net Realized Gain (Loss) on Investments, Affiliated Investments and Foreign Currency Transactions	(4,283)	11,987
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments and Foreign Currency Transactions	(453,819)	50,181
Net Increase (Decrease) in Net Assets Resulting from Operations	(429,284)	61,928
Dividends and Distributions from:
Net Investment Income	(7,095)	—
Net Realized Gains	(5,119)	—
Total Dividends and Distributions	(12,214)	—
Capital Share Transactions(2):
Issued	584	2,501,476
Redeemed	—	(584)
Increase in Net Assets from Capital Share Transactions	584	2,500,892
Total Increase (Decrease) in Net Assets	(440,914)	2,562,820
Net Assets:
Beginning of Period	2,562,820	—
End of Period	$2,121,906	$2,562,820
Undistributed Net Investment Income	$28,352	$6,629
Share Transactions:
Issued	—	100,002
Net Increase in Shares Outstanding from Share Transactions	—	100,002

(1)	Commenced operations on February 12, 2015.
(2)	Includes transaction costs related to creations and redemptions.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For the Periods Ended September 30, 2015 (unaudited) and the Year/Periods Ended March 31
For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Expenses to Average Net Assets (Excluding Waivers) (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)
KraneShares Bosera MSCI China A Share ETF
2015***	53.55	0.51	(12.33)	(11.82)	—	(0.21)	(0.21)	41.52	(22.21)	8,305	0.90	†	1.15	†	1.75	†	32	††
2015	28.92	(0.22)	24.90	24.68	(0.05)	—	(0.05)	53.55	85.37	26,774	1.31		1.51		(0.55)		110
2014(1)	30.00	(0.02)	(1.06)	(1.08)	—	—	—	28.92	(3.60)	11,566	1.10	†	1.10	†	(0.84	)†	—	††
KraneShares CSI New China ETF(6)
2015***	68.42	0.43	(13.04)	(12.61)	—	(2.73)	(2.73)	53.08	(19.43)	2,654	0.73	†	0.73	†	1.28	†	15	††
2015	62.85	0.24	5.95	6.19	(0.62)	—	(0.62)	68.42	9.92	3,421	0.71		0.71		0.37		36
2014(2)	50.00	(0.06)	12.91	12.85	—	—	—	62.85	25.70	3,143	0.68		0.68	†	(0.15	)†	7	††
KraneShares CSI China Internet ETF
2015***	34.18	(0.09)	(4.19)	(4.28)	—	—	—	29.90	(12.52)	97,169	0.72	†	0.72	†	(0.50	)†	15	††
2015	35.93	(0.14)	(1.32)	(1.46)	(0.29)	—	(0.29)	34.18	(4.09)	131,612	0.71		0.71		(0.39)		43
2014(3)	25.00	(0.02)	11.05	11.03	(0.06)	(0.04)	(0.10)	35.93	44.18	77,243	0.68	†	0.68	†	(0.90	)†	8	††
KraneShares E Fund China Commercial Paper ETF
2015***	34.81	0.53	(0.75)	(0.22)	(0.24)	—	(0.24)	34.35	(0.64)	42,943	0.57	†	0.69	†	3.05	†	386	††
2015(4)	35.00	0.39	(0.35)	0.04	(0.23)	—	(0.23)	34.81	0.13	8,702	0.60	†	0.72	†	3.46	†	—	††
KraneShares FTSE Emerging Markets Plus ETF
2015***	25.63	0.29	(4.58)	(4.29)	(0.07)	(0.05)	(0.12)	21.22	(16.83)	2,122	0.89	†‡	0.89	†‡	2.28	†‡	1	††
2015(5)	25.00	—	0.63	0.63	—	—	—	25.63	2.52	2,563	0.88	†‡	0.88	†‡	(0.07	)†‡	8	††

(1)	The Fund commenced operations on March 4, 2014.
(2)	The Fund commenced operations on July 22, 2013.
(3)	The Fund commenced operations on July 31, 2013.
(4)	The Fund commenced operations on December 2, 2014.
(5)	The Fund commenced operations on February 12, 2015.
(6)	Effective August 1st, 2014, the KraneShares CSI China Five Year Plan ETF changed its name to KraneShares CSI New China ETF.
*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
***	For the six-month period ended September 30, 2015. All ratios for the period have been annualized.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡	The ratios of expenses and net investment income/(loss) to Average Net Assets reflects the expenses and net investment income/(loss), respectively, for the period as reported in the Statement of Operations and do not reflect the Fund’s proportionate share of the income and expenses of the KraneShares Bosera MSCI China A Shares ETF.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

1. ORGANIZATION

KraneShares Trust (the “Trust”) is a Delaware Statutory Trust formed on February 3, 2012. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of September 30, 2015, the Trust had five portfolios. The financial statements herein and the related notes pertain to the KraneShares Bosera MSCI China A Share ETF, KraneShares CSI New China ETF, KraneShares CSI China Internet ETF, KraneShares E Fund China Commercial Paper ETF and Kraneshares FTSE Emerging Markets Plus ETF (each a “Fund” and collectively, the “Funds”). KraneShares Bosera MSCI China A Share ETF and KraneShares FTSE Emerging Markets Plus ETF are diversified, as defined under Section 5(b)(1) of the Investment Company Act of 1940; while the KraneShares CSI China Internet ETF, KraneShares CSI New China ETF and KraneShares E Fund China Commercial Paper ETF are non-diversified. Krane Funds Advisors, LLC (the “Adviser”), a Delaware limited liability company, serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Funds, the Funds’ business affairs and other administrative matters.

The shares of KraneShares Bosera MSCI China A Share ETF, KraneShares CSI New China ETF, KraneShares CSI China Internet ETF and KraneShares E Fund China Commercial Paper ETF are listed and traded on the NYSE Arca, Inc. Shares of KraneShares FTSE Emerging Markets Plus ETF shares are listed and traded on the BATS Exchange. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called Creation Units (“Creation Units”). With respect to the KraneShares CSI New China ETF, KraneShares CSI China Internet ETF and KraneShares FTSE Emerging Markets Plus ETF, Creation Units will be issued and redeemed principally in-kind for a basket of securities and a balancing cash amount. With respect to the KraneShares Bosera MSCI China A Share ETF and the KraneShares E Fund China Commercial Paper ETF, Creation Units will be issued and redeemed principally for cash. To the extent the KraneShares Bosera MSCI China A Share ETF and the KraneShares E Fund China Commercial Paper ETF permit in kind consideration for the purchase of a Creation Units, such Creation Units will be issued and redeemed for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day.

The investment objective of each Fund is to seek investment results that generally correspond (before fees, and expenses) to its respective index listed below (each, an “Underlying Index”):

Fund	Index
KraneShares Bosera MSCI China A Share ETF	MSCI China A Index
KraneShares CSI China Five Year Plan ETF	CSI Overseas China Five-Year Plan Index
KraneShares CSI China Internet ETF	CSI Overseas China Internet Index
KraneShares E Fund China Commercial Paper ETF	CSI Diversified High Grade Commercial Paper Index
KraneShares FTSE Emerging Markets Plus ETF	FTSE Emerging including China Overseas non-R/QFII GDP Weighted Index

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds. The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and

Notes to Financial Statements (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES  – (continued)

the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee.

Notes to Financial Statements (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES  – (continued)

As of September 30, 2015, the total market value of securities valued in accordance with Fair Value Procedures is as follows:

	Fair Valued Amount	% of Net Assets
KraneShares Bosera MSCI China A Share ETF	$1,462,403	17.6%
KraneShares CSI New China ETF	56,428	2.1%
KraneShares FTSE Emerging Markets Plus ETF	4,009	0.2%

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date.

Level 2 — Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost).

Level 3 — Significant unobservable inputs (including the Funds own assumptions in determining the fair value of investments, fair value of investments for which the Funds’ do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended September 30, 2015, there have been no significant changes to the Funds’ fair valuation methodologies.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its taxable income and gains to shareholders. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Notes to Financial Statements (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES  – (continued)

As of September 30, 2015, management of the Funds has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is generally recorded on the ex-dividend date. Dividend income for certain issuers headquartered in countries which the Funds invest may not be recorded until approved by the shareholders (which may occur after the ex-dividend date) if, in the judgment of management, such dividends are not reasonably determined as of the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

Dividend income received from affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

FOREIGN CURRENCY TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds, except the KraneShares E Fund China Commercial Paper ETF, do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on foreign currency transactions on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income at least annually. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

CREATION UNITS — The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for a Fund is a Creation Unit or multiples thereof). These fees are subject to adjustment from time to time by the Adviser.

Notes to Financial Statements (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES  – (continued)

The maximum creation and redemption fees for each Fund are listed below:

Maximum creation and redemption fees
KraneShares Bosera MSCI China A Share ETF	$6,000 and a variable fee
KraneShares CSI New China ETF	$1,500
KraneShares CSI China Internet ETF	$500
KraneShares E Fund China Commercial Paper ETF	$500 and a variable fee
KraneShares FTSE Emerging Markets Plus ETF	$22,000

Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The KraneShares Bosera MSCI China A Share ETF generally expects that Creation Units of the Fund issued and redeemed principally for cash.

The following table discloses Creation Unit breakdown as of September 30, 2015:

	Creation Unit Shares	Transaction Fee	Value	Redemption Fee
KraneShares Bosera MSCI China A Share ETF	(300,000)	$6,324	$(14,128,034)	$36,980
KraneShares CSI China Internet ETF	(600,000)	8,505	(17,337,200)	13,807
KraneShares E Fund China Commercial Paper ETF	1,000,000	7,227	35,439,235	9,144

Organizational Expenses

All organizational and offering expenses of the Trust were borne by the Adviser and will not be subject to future recoupment. As a result, organizational and offering expenses are not reflected in the statement of assets and liabilities.

Concentration of Risk

Cash at September 30, 2015, is held in time deposits at Brown Brothers Harriman. Amounts may exceed federally insured limits.

3. RELATED PARTY TRANSACTIONS

Investment Advisory Agreement

The Adviser serves as investment adviser to each Fund pursuant to an investment advisory agreement between the Trust on behalf of each Fund and the Adviser (the “Agreements”). Under the Agreements, the Adviser is responsible for the day-to-day management of each Fund listed below, and continuously reviews, supervises, and administers the Fund’s investment program. The Board of Trustees of the Trust supervises the Adviser and establishes policies that the Adviser must follow in its day-to-day management activities. Each Agreement provides that the Fund pays a unitary (or unified) fee to the Adviser for advisory and management services provided to the Fund. Pursuant to the Agreements

Notes to Financial Statements (unaudited)

3. RELATED PARTY TRANSACTIONS  – (continued)

between the Trust and the Adviser, the Funds below pay the Adviser a fee, which is calculated daily and paid monthly, at the following annual rates, based on a percentage of the average daily net assets of each Fund:

Management Fee
KraneShares Bosera MSCI China A Share ETF	1.10%
KraneShares CSI New China ETF	0.68%
KraneShares CSI China Internet ETF	0.68%
KraneShares E Fund China Commercial Paper ETF	0.68%
KraneShares FTSE Emerging Markets Plus ETF	0.68%

The Agreements require the Adviser to pay all operating expenses of the Funds, except: (a) interest and taxes (including, but not limited to, income, excise, transaction, transaction, transfer and withholding taxes); (b) expenses of the Funds incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (c) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Investment Company Act, including distribution fees, “acquired fund fees and expenses” (as defined by form N-1A under the Investment Company Act; (d) litigation expenses; (e) compensation and expenses of the Independent Trustees (including any Trustees’ fees of independent legal counsel; and (f) any expenses determined to be extraordinary expenses by the Board (all such expenses not including the exceptions, “Expenses”). In addition, effective July 10, 2014, Krane has contractually agreed to reduce its management fee to the extent necessary to keep the KraneShares Bosera MSCI China A Share Fund’s total annual operating expenses (except interest expense, taxes, Acquired Fund Fees and Expenses, if any, brokerage commissions, derivative counterparty fees, and other expenses connected with the execution of portfolio transactions, expenses of the Independent Trustees (including any Trustees’ counsel fees), extraordinary expenses, distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, if any) from exceeding 0.85% of the Fund’s average daily net assets. This contractual fee waiver will continue in effect through at least July 31, 2016. The Expense Limitation Agreement may be terminated by the Board upon sixty (60) days’ written notice to Krane or by Krane, effective at the end of the current term of the Expense Limitation Agreement, upon at least 60 days’ written notice prior to the end of such current term, and subject to the consent of the Board of Trustees. In addition, the Expense Limitation Agreement will terminate if the investment advisory agreement for the Fund is terminated with such termination effective upon the effective date of the investment advisory agreement’s termination.

Pursuant to the terms of an Expense Limitation Agreement, Krane has contractually agreed to reduce its management fee to the extent necessary to keep the KraneShares E Fund China Commercial Paper Fund’s total annual operating expenses (except interest expense, taxes, Acquired Fund Fees and Expenses, if any, brokerage commissions, derivative counterparty fees, and other expenses connected with the execution of portfolio transactions, expenses of the Independent Trustees (including any Trustees’ counsel fees), extraordinary expenses, distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, if any) from exceeding 0.56% of the Fund’s average daily net assets. This contractual fee waiver will continue in effect through at least July 31, 2016. The Expense Limitation Agreement may be terminated by the Board upon sixty (60) days’ written notice to Krane or by Krane, effective at the end of the current term of the Expense Limitation Agreement, upon at least 60 days’ written notice prior to the end of such current term, and subject to the consent of the Board of Trustees. In addition, the Expense Limitation Agreement will terminate if the

Notes to Financial Statements (unaudited)

3. RELATED PARTY TRANSACTIONS  – (continued)

investment advisory agreement for the Fund is terminated with such termination effective upon the effective date of the investment advisory agreement’s termination.

Pursuant to the terms of an Expense Limitation Agreement, Krane has contractually agreed to reduce its management fee for the KraneShares FTSE Emerging Markets Plus ETF in an amount equal to any Acquired Fund Fees and Expenses incurred by the Fund from its investments in the KraneShares Bosera MSCI China A Share ETF. This Expense Limitation Agreement will continue in effect for so long as the Fund invests in the KraneShares Bosera MSCI China A Share ETF. The Expense Limitation Agreement may only be terminated by the Board of Trustees.

Bosera Asset Management (International) Co., Ltd. (“Bosera”), operating out of Hong Kong, serves as the Co-Adviser to the KraneShares Bosera MSCI China A Share ETF and is responsible for the day-to-day management of the Fund, subject to oversight by the Adviser and the Board of Trustees of the Trust. For the services Bosera provides to KraneShares Bosera MSCI China A Share ETF, the Adviser pays Bosera a fee equal to 50% of the net revenue the Adviser receives from the Fund.

E Fund Management (Hong Kong) Co., Limited. (“E Fund”), operating out of Hong Kong, serves as the Co-Adviser to the KraneShares E Fund China Commercial Paper ETF and is responsible for the day-to-day management of the Fund, subject to oversight by the Adviser and the Board of Trustees of the Trust. For the services E Fund provides to KraneShares E Fund China Commercial Paper ETF, the Adviser pays E Fund a fee equal to 50% of the net revenue the Adviser receives from the Fund.

The Adviser and Co-Adviser bear all of their own costs associated with providing these advisory services. As part of its agreement with the Trust, the Adviser has contractually agreed to pay all operating expenses of the Funds, including the cost of index licensing fees, transfer agency, custody, fund administration, legal, audit and other services, except interest expense, taxes, Acquired Fund Fees and Expenses, if any, brokerage commissions and other expenses connected with execution of portfolio transactions, expenses of the Independent Trustees (including any Trustees’ counsel fees), extraordinary expenses, distribution fees and any expenses paid by the Trust under the distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act and the advisory fee payable to the Adviser.

Sub-Advisory Agreement

Index Management Solutions, LLC serves as the investment sub-adviser to the KraneShares CSI New China ETF, KraneShares CSI China Internet ETF and KraneShares FTSE Emerging Markets Plus ETF (the “Sub-Adviser”). The Sub-Adviser is responsible for trading portfolio securities on behalf of the KraneShares CSI New China ETF, KraneShares CSI China Internet ETF and KraneShares FTSE Emerging Markets Plus ETF, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Underlying Index, subject to the supervision of the Adviser and the Board of Trustees. For the services it provides to the KraneShares CSI New China ETF, KraneShares CSI China Internet ETF and KraneShares FTSE Emerging Markets Plus ETF, the Adviser pays the Sub-Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.05% on each Fund’s daily average net assets up to $50 million; 0.04% on each Fund’s daily average net assets on the next $50 million; and 0.03% on each Fund’s daily average net assets in excess of $100 million.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company and an affiliate of the administrator, serves as the Funds’ distributor of Creation Units pursuant to a distribution agreement. The Distributor does not maintain any secondary market in Fund shares.

Notes to Financial Statements (unaudited)

3. RELATED PARTY TRANSACTIONS  – (continued)

The Trust has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the first twelve months of operations, no fees will be charged by the Distributor under the Plan and the Plan will only be implemented with the approval of the Board of Trustees.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an administration agreement. Brown Brothers Harriman & Co. serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian and Transfer Agent Agreement.

4. INVESTMENT TRANSACTIONS

For the period ended September 30, 2015, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
KraneShares Bosera MSCI China A Share ETF	$7,429,799	$21,397,539
KraneShares CSI New China ETF	489,580	601,344
KraneShares CSI China Internet ETF	16,863,067	27,770,316
KraneShares E Fund China Commercial Paper ETF	164,657	165,951
KraneShares FTSE Emerging Markets Plus ETF	34,867	15,535

For the period ended September 30, 2015, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Realized Gain/(Loss)
KraneShares CSI China Internet ETF	$155,899,641	$175,983,868	$11,020,998

During the period ended September 30, 2015, there were no purchases or sales of long-term U.S. Government securities for the Funds.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Notes to Financial Statements (unaudited)

5. TAX INFORMATION  – (continued)

The tax character of dividends and distributions paid during the period ended March 31, 2015 were as follows:

KraneShares Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
KraneShares Bosera MSCI China A Share ETF
2015	$25,024	$—	$—	$25,024
2014	—	—	—	—
KraneShares CSI New China ETF
2015	$30,982	$26	$—	$31,008
2014	—	—	—	—
KraneShares CSI China Internet ETF
2015	$596,577	$—	$—	$596,577
2014	67,648	—	—	67,648
KraneShares E Fund China Commercial Paper ETF
2015	$188,251	$—	$—	$188,251
KraneShares FTSE Emerging Markets Plus ETF
2015	$—	$—	$—	$—

As of March 31, 2015, the components of tax basis distributable earnings (accumulated losses) were as follows:

	KraneShares Bosera MSCI China A Share ETF	KraneShares CSI New China ETF	KraneShares CSI China Internet ETF	KraneShares E Fund China Commercial Paper ETF	KraneShares FTSE Emerging Markets Plus ETF
Undistributed Ordinary Income	$108,103	$—	$—	$—	$12,199
Undistributed Long-Term Capital Gain	7,130	136,398	—	—	—
Capital Loss Carryforwards	—	—	(499,940)	—	—
Qualified Late-Year Loss Deferrals	—	(11,718)	(3,403,654)	(51,845)	—
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	5,862,545	786,270	(19,466,969)	(12,819)	49,729
Other Temporary Differences	—	—	—	—	—
Total Distributable Earnings (Accumulated Losses)	$5,977,778	$910,950	$(23,370,563)	$(64,664)	$61,928

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Short-term losses for the KraneShares CSI China Internet ETF carried forward under these new provisions are $499,940.

Notes to Financial Statements (unaudited)

5. TAX INFORMATION  – (continued)

The differences between book and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and investments in passive foreign investment companies. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2015 were as follows:

KraneShares Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
KraneShares Bosera MSCI China A Share ETF	$10,088,626	$494,341	$(2,317,825)	$(1,823,484)
KraneShares CSI New China ETF	2,671,062	449,149	(476,518)	(27,369)
KraneShares CSI China Internet ETF	126,617,746	—	(29,336,251)	(29,336,251)
KraneShares E Fund China Commercial Paper ETF	42,563,846	17,976	(792,567)	(774,591)
KraneShares FTSE Emerging Markets Plus ETF	2,513,184	37,430	(440,032)	(402,602)

Uncertainties in the Chinese tax rules governing the taxation of income distributions and capital gains from investments in A-Shares could result in unexpected tax liabilities for KraneShares Bosera MSCI China A Share ETF. China generally imposes withholding tax at a rate of 10% on dividends and interest derived by non-Chinese resident investors (including, for example, Qualified Foreign Institutional Investors (QFII)) from Chinese companies and those companies which are not Chinese tax residents, but which are deemed to be Chinese tax residents (e.g., under Notice 7). China also imposes withholding tax at a rate of 10% on capital gains derived by nonresidents from investment in actual and constructive Chinese resident companies. The Chinese withholding taxes applied to dividends, interest and capital gains may, in principle, be subject to a reduced rate under an applicable Chinese tax treaty, but the application of such treaties in the case of a non-resident (e.g., in the case of a QFII acting on behalf of non-resident investors, such as the Funds) is also uncertain. The imposition of such taxes could have a material adverse effect on the Funds’ returns. The People’s Republic of China (the “PRC”) rules regarding the taxation of non-resident investors are quickly evolving and certain of the tax regulations to be issued by the PRC State Administration of Taxation and/or the PRC Ministry of Finance to clarify matters may apply retrospectively. Such retroactively applied rules may be adverse to the Funds and their shareholders. Effective November 17, 2014, QFIIs, RQFIIs (i.e., QFIIs investing in Yuan, rather than foreign currency) and non-Chinese resident investors investing through the Hong Kong-Shanghai Stock Connect are exempted temporarily from the 10% capital gains tax that normally applies to sales of “A” shares on a public Chinese exchange (such as the Shanghai stock market). However, such investors are still required to pay capital gains tax for gains realized on trades executed before November 17, 2014. The Funds have recorded capital gains tax for gains realized prior to November 17, 2014, and have reflected such taxes in the Statement of Assets and Liabilities.

6. CONCENTRATION OF RISKS

As with all exchange traded funds (“ETFs”), shareholders of Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect a Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Notes to Financial Statements (unaudited)

6. CONCENTRATION OF RISKS  – (continued)

Geographic Concentration in China and Hong Kong

Because the Funds concentrate their investments in securities issued in China and Hong Kong, each Fund’s performance is expected to be closely tied to social, political, and economic conditions within China and Hong Kong and to be more volatile than the performance of more geographically diversified funds. These and other factors could have a negative impact on the Funds’ performance and increase the volatility of an investment in the Funds.

Industry Concentration Risk

In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperforms other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Chinese Credit Ratings Risk

The components of the Underlying Index securities, and therefore the securities held by the Fund, will be rated by Chinese ratings agencies (and not by U.S. entities, such as nationally recognized statistical ratings organizations (“NRSROs”)). The rating criteria and methodology used by Chinese rating agencies may be different from those adopted by NRSROs and international credit rating agencies. Therefore, such rating systems may not provide an equivalent standard for comparison with securities rated by international credit rating agencies.

Fixed Income Securities Risk

Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will not make timely interest payments or repay the principal of bonds issued. Interest rate risk refers to fluctuations in the value of a bond resulting from changes in the level of interest rates. When interest rates go up, the prices of most bonds go down; and when interest rates go down, the prices of most bonds go up. Bonds with longer durations tend to be more sensitive to interest rate changes, typically making them more volatile. The current low-interest-rate environment heightens the risks associated with rising interest rates.

Non-Correlation Risk

Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk

Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund’s respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Notes to Financial Statements (unaudited)

6. CONCENTRATION OF RISKS  – (continued)

Market Risk

The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Funds NAV and market price may fluctuate significantly in response to such factors. As a result, an investor could lose money over short or long periods of time.

Non-Diversification Risk

The Funds are considered to be non-diversified, which means that it may invest more of their assets in the securities of a single issuer or a smaller number of issuers than if they were a diversified fund. To the extent a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

7. OTHER

At September 30, 2015, the records of the Trust reflected that 100% of each Fund’s total Shares outstanding were each held by one Authorized Participant, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca, Inc. and a portion thereof have been purchased and sold by persons other than Authorized Participants. Each Authorized Participant has entered into an agreement with the Funds’ Distributor.

8. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

9. ADVISER OBLIGATIONS

The Adviser serves as investment adviser to each Fund pursuant to unitary (or unified) fee investment advisory agreements (“Agreements”). As discussed in Note 3, the Adviser is responsible for certain expenses of the Funds (the “Expenses”). The Adviser is current with the payment of all Expenses or has entered into work-out arrangements to schedule the future payment by the Adviser of outstanding Expenses, which include amounts past due to certain service providers of the Funds, and a principal of the Adviser has entered into a personal guarantee to guarantee the payment by the Adviser of such Expenses. Nevertheless, it cannot be certain that the outstanding Expenses will be paid on the agreed-upon work-out schedule or that future Expenses will be timely paid, which, in the case of non-payment, could have a material adverse effect on the operations of the Funds. In the event that outstanding Expenses are not paid on schedule or that future Expenses are not timely paid, the Board may seek to appoint a new investment adviser for the Funds, seek to adopt a voluntary plan of liquidation of the Funds, and/or take any other action that the Board deems to be in the best interest of the Funds and their shareholders. The Board does not currently intend to adopt a voluntary plan of liquidation.

10. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Disclosure of Fund Expenses (unaudited)

All Exchange Traded Funds (“ETF’s”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (April 1, 2015 to September 30, 2015).

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return.  This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return.  This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (unaudited)

	Beginning Account Value 4/1/2015	Ending Account Value 9/30/2015	Annualized Expense Ratios	Expenses Paid During Period(1)
KraneShares Bosera MSCI China A Share ETF
Actual Fund Return	$1,000.00	$777.90	0.90%	$4.01
Hypothetical 5% Return	1,000.00	1,020.49	0.90	4.55
KraneShares CSI New China ETF
Actual Fund Return	$1,000.00	$805.70	0.73%	$3.29
Hypothetical 5% Return	1,000.00	1,021.36	0.73	3.68
KraneShares CSI China Internet ETF
Actual Fund Return	$1,000.00	$874.80	0.72%	$3.39
Hypothetical 5% Return	1,000.00	1,021.38	0.72	3.66
KraneShares E Fund China Commercial Paper ETF
Actual Fund Return	$1,000.00	$993.60	0.57%	$2.84
Hypothetical 5% Return	1,000.00	1,022.15	0.57	2.89
KraneShares FTSE Emerging Markets Plus ETF
Actual Fund Return	$1,000.00	$831.70	0.89%	$4.08
Hypothetical 5% Return	1,000.00	1,020.55	0.89	4.50

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 183/366 (to reflect the one-half year period from 4/1/15-9/30/15).

Supplemental Information (unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of their holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at KraneShares.com

Notes

KraneShares Trust:
1350 Avenue of the Americas, 2nd Floor
New York, New York 10019
1-855-857-2638
http://kraneshares.com/

Investment Adviser:
Krane Funds Advisors, LLC
1350 Avenue of the Americas, 2nd Floor
New York, New York 10019

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

This information must be preceded or accompanied by a current prospectus for the Funds described.

KRS-SA-001-0300

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	KraneShares Trust

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Trustee and Principal Executive Officer

Date: December 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Trustee and Principal Executive Officer

Date: December 3, 2015

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Financial Officer

Date: December 3, 2015